Schedule of investments
Optimum Fixed Income Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.11%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,857	$ 2,878
Series 2004-T1 1A2 6.50% 1/25/44	2,690	2,728
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	20,393	20,643
Series 2004-W15 1A1 6.00% 8/25/44	13,842	13,781
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	21,508	21,504
Series 2001-14 Z 6.00% 5/25/31	1,414	1,401
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,184,716	873,825
Series 2008-24 ZA 5.00% 4/25/38	3,840,270	3,792,818
Series 2009-2 AS 0.55% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, •	236,042	12,621
Series 2009-68 SA 1.60% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, •	84,256	8,735
Series 2011-118 DC 4.00% 11/25/41	228,947	213,491
Series 2017-40 GZ 3.50% 5/25/47	410,607	373,993
Series 2017-95 FA 4.153% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 •	217,361	211,633
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	21,370	21,426
Series 3143 BC 5.50% 2/15/36	645,207	648,456
Series 3289 SA 1.557% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, •	264,573	23,145
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4676 KZ 2.50% 7/15/45	361,959	$ 311,386
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 7.10% (LIBOR01M + 1.95%) 10/25/49 #, •	54,960	55,029
Series 2019-HQA4 M2 144A 7.20% (LIBOR01M + 2.05%) 11/25/49 #, •	9,841	9,841
Series 2020-DNA2 M2 144A 7.00% (LIBOR01M + 1.85%) 2/25/50 #, •	188,407	188,993
Series 2020-DNA6 M2 144A 7.067% (SOFR + 2.00%) 12/25/50 #, •	2,827,055	2,834,982
Series 2021-DNA1 M2 144A 6.867% (SOFR + 1.80%) 1/25/51 #, •	5,273,849	5,263,325
Series 2021-DNA3 M2 144A 7.167% (SOFR + 2.10%) 10/25/33 #, •	2,500,000	2,452,223
Series 2021-DNA5 M2 144A 6.717% (SOFR + 1.65%) 1/25/34 #, •	2,551,800	2,547,679
Series 2021-HQA1 M2 144A 7.317% (SOFR + 2.25%) 8/25/33 #, •	6,732,382	6,631,727
Series 2021-HQA2 M2 144A 7.117% (SOFR + 2.05%) 12/25/33 #, •	5,000,000	4,850,000
Series 2022-DNA1 M2 144A 7.567% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,902,696
Series 2022-DNA2 M2 144A 8.817% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,006,245
NQ- OPTFI [0623] 0823 (3054830)    1

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	9,370	$ 9,755
Series T-58 2A 6.50% 9/25/43 ♦	3,198	3,207
GNMA
Series 2008-65 SB 0.854% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, •	227,340	6,069
Series 2009-2 SE 0.674% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, •	746,591	30,561
Series 2011-H21 FT 5.265% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	2,507,229	2,501,955
Series 2011-H23 FA 5.794% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 •	1,792,388	1,787,433
Series 2012-H08 FB 5.694% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 •	197,001	196,232
Series 2012-H18 NA 5.614% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 •	126,218	125,480
Series 2012-H29 SA 5.609% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 •	2,622,059	2,606,573
Series 2013-113 LY 3.00% 5/20/43	173,000	154,296
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H10 FA 5.344% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 •	7,452,960	$ 7,356,688
Series 2015-H11 FC 5.644% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 •	867,900	857,413
Series 2015-H12 FB 5.694% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 •	3,667,494	3,628,534
Series 2015-H20 FB 4.517% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 •	976,323	966,606
Series 2015-H30 FD 5.694% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 •	46,781	46,566
Series 2016-H06 FD 5.12% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 •	977,705	973,940
Series 2017-163 ZK 3.50% 11/20/47	2,618,751	2,414,142
Total Agency Collateralized Mortgage Obligations (cost $60,288,995)		58,962,654

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,004,918

2    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	470,000	$ 432,360
Total Agency Commercial Mortgage-Backed Securities (cost $1,521,406)		1,437,278

Agency Mortgage-Backed Securities — 31.34%
Fannie Mae 5.50% 3/1/37	4,589	4,552
Fannie Mae S.F. 15 yr
2.00% 3/1/36	3,003,464	2,678,143
2.50% 7/1/36	5,585,417	5,096,737
4.50% 9/1/37	919,129	901,502
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,812,259	2,379,869
2.00% 5/1/41	2,581,043	2,197,048
3.00% 9/1/37	1,241,207	1,158,686
Fannie Mae S.F. 30 yr
2.00% 12/1/50	7,603,605	6,252,670
2.00% 1/1/51	952,972	787,514
2.00% 2/1/51	3,585,214	2,955,862
2.00% 8/1/51	1,333,968	1,095,478
2.00% 1/1/52	3,758,829	3,092,944
2.50% 8/1/50	3,239,045	2,787,222
2.50% 10/1/50	5,786,250	4,919,909
2.50% 1/1/51	2,758,630	2,355,546
2.50% 4/1/51	2,271,657	1,936,233
2.50% 7/1/51	1,221,550	1,043,693
2.50% 8/1/51	6,943,324	5,938,705
2.50% 2/1/52	11,353,518	9,666,831
2.50% 4/1/52	63,109	53,798
3.00% 10/1/42	1,154,094	1,041,846
3.00% 4/1/43	398,256	359,744
3.00% 1/1/47	1,581,884	1,428,124
3.00% 11/1/48	622,403	557,004
3.00% 12/1/49	3,438,214	3,068,167
3.00% 3/1/50	1,543,542	1,370,066
3.00% 7/1/50	743,509	658,490
3.00% 5/1/51	524,028	465,760
3.00% 7/1/51	4,246,894	3,771,605
3.00% 8/1/51	1,608,832	1,424,387
3.00% 12/1/51	7,555,463	6,701,060
3.00% 2/1/52	3,010,359	2,662,336
3.50% 2/1/47	2,136,489	1,997,241
3.50% 7/1/47	1,712,102	1,602,465
3.50% 1/1/48	5,107,967	4,722,163
3.50% 2/1/48	1,495,447	1,380,166
3.50% 11/1/48	936,131	863,969
3.50% 3/1/50	555,586	515,896
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 7/1/50	3,592,886	$ 3,344,316
3.50% 8/1/50	6,254,310	5,772,356
3.50% 1/1/52	943,571	861,529
3.50% 3/1/52	3,255,762	2,995,506
3.50% 5/1/52	3,192,448	2,931,121
3.50% 6/1/52	16,138,068	14,709,074
4.00% 10/1/40	8,409	8,085
4.00% 11/1/40	34,129	32,646
4.00% 3/1/46	53,587	51,202
4.00% 3/1/47	2,910,797	2,779,000
4.00% 4/1/47	448,044	427,722
4.00% 6/1/48	2,133,944	2,035,898
4.00% 9/1/48	2,529,917	2,412,034
4.00% 10/1/48	2,270,376	2,170,033
4.00% 1/1/49	40,693	38,797
4.00% 3/1/49	115,120	109,756
4.00% 6/1/49	518,427	495,676
4.00% 5/1/51	2,821,074	2,682,466
4.00% 9/1/52	4,801,294	4,506,336
4.50% 5/1/35	24,964	24,530
4.50% 8/1/35	41,484	40,768
4.50% 9/1/35	50,540	49,786
4.50% 5/1/39	166,976	164,894
4.50% 7/1/40	152,567	145,959
4.50% 4/1/41	12,524	12,287
4.50% 5/1/46	111,317	109,929
4.50% 4/1/48	628,625	623,498
4.50% 7/1/48	124,939	122,529
4.50% 8/1/48	88,217	86,113
4.50% 9/1/48	196,071	191,343
4.50% 12/1/48	174,786	170,956
4.50% 1/1/49	4,892,638	4,790,666
4.50% 1/1/50	3,704,590	3,650,484
4.50% 4/1/50	666,245	652,776
4.50% 9/1/52	617,650	593,922
4.50% 10/1/52	18,372,778	17,666,065
4.50% 2/1/53	12,182,766	11,713,989
4.50% 5/1/53	5,039,442	4,861,788
5.00% 3/1/34	779	784
5.00% 4/1/34	4,024	4,052
5.00% 8/1/34	7,220	7,272
5.00% 4/1/35	1,629	1,626
5.00% 12/1/37	672	671
5.00% 3/1/38	41,278	41,327
5.00% 5/1/40	64,150	64,609
5.00% 7/1/47	316,353	318,611
5.00% 1/1/51	3,419,069	3,397,776
5.00% 7/1/52	3,495,153	3,428,667
5.00% 10/1/52	10,226,689	10,076,381
5.50% 12/1/33	7,408	7,384

NQ- OPTFI [0623] 0823 (3054830)    3

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 2/1/35	120,860	$ 124,372
5.50% 5/1/44	4,165,375	4,271,234
5.50% 10/1/52	8,597,726	8,587,391
5.50% 11/1/52	4,615,868	4,625,463
5.50% 3/1/53	14,894,981	14,824,852
6.00% 9/1/36	6,111	6,170
6.00% 8/1/38	12,486	12,601
6.00% 12/1/38	2,545	2,642
6.00% 1/1/42	3,495,927	3,630,100
6.00% 12/1/52	3,153,703	3,187,563
6.00% 6/1/53	7,592,758	7,659,265
6.50% 11/1/33	1,512	1,545
6.50% 2/1/36	24,828	25,901
6.50% 3/1/36	44,803	45,849
6.50% 6/1/36	32,430	33,535
6.50% 2/1/38	9,249	9,540
6.50% 11/1/38	1,923	1,998
Fannie Mae S.F. 30 yr TBA
2.00% 8/1/53	50,200,000	40,993,399
2.50% 7/1/53	49,200,000	41,716,219
3.00% 7/1/53	135,800,000	119,509,310
3.50% 7/1/53	72,100,000	65,698,306
4.00% 8/15/52	70,500,000	66,212,169
4.50% 7/1/53	15,000,000	14,421,094
4.50% 8/1/53	18,100,000	17,409,937
5.00% 8/1/53	113,200,000	110,936,000
Freddie Mac ARM
4.00% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	11,876	11,597
5.555% (LIBOR12M + 2.18%, Cap 10.529%, Floor 2.18%) 5/1/37 •	38,152	37,343
Freddie Mac S.F. 15 yr
2.00% 12/1/35	2,219,482	1,984,520
3.00% 3/1/35	6,524,665	6,098,460
Freddie Mac S.F. 20 yr
2.00% 3/1/41	3,216,174	2,752,367
2.50% 6/1/41	5,742,530	5,030,764
3.00% 4/1/42	1,691,300	1,518,554
5.00% 11/1/42	3,122,421	3,088,049
5.50% 10/1/23	291	290
5.50% 8/1/24	654	652
Freddie Mac S.F. 30 yr
2.00% 9/1/51	4,680,814	3,837,886
2.00% 3/1/52	1,899,030	1,550,903
2.50% 11/1/50	2,207,370	1,881,728
2.50% 10/1/51	6,366,687	5,445,489
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 12/1/51	3,049,598	$ 2,612,429
3.00% 11/1/46	2,180,103	1,953,479
3.00% 1/1/47	1,616,662	1,446,522
3.00% 11/1/49	2,124,056	1,884,944
3.00% 1/1/50	567,669	506,341
3.00% 7/1/50	883,069	787,644
3.00% 12/1/50	165,075	147,241
3.00% 5/1/51	5,334,839	4,777,648
3.00% 8/1/51	1,439,927	1,274,854
3.00% 1/1/52	552,058	486,613
3.00% 8/1/52	4,077,150	3,617,313
3.50% 8/1/48	17,663	16,319
3.50% 9/1/48	1,558,130	1,439,558
3.50% 11/1/48	4,248,810	3,932,278
3.50% 4/1/52	1,989,843	1,821,809
4.00% 12/1/45	410,748	392,711
4.00% 10/1/47	1,294,003	1,224,498
4.00% 9/1/52	11,544,899	10,868,908
4.50% 8/1/48	750,848	737,452
4.50% 1/1/49	2,631,783	2,573,027
4.50% 3/1/49	159,373	155,953
4.50% 8/1/49	1,422,448	1,395,119
4.50% 10/1/52	5,649,070	5,431,903
5.00% 7/1/52	5,896,143	5,795,027
5.00% 6/1/53	7,084,000	6,963,434
5.50% 9/1/41	1,194,067	1,228,030
5.50% 9/1/52	5,119,188	5,135,959
5.50% 11/1/52	3,406,815	3,403,387
5.50% 2/1/53	4,057,483	4,051,651
5.50% 3/1/53	4,950,522	4,978,664
5.50% 6/1/53	5,561,442	5,535,259
6.00% 1/1/53	1,077,088	1,101,999
6.00% 5/1/53	6,277,237	6,341,151
6.50% 11/1/33	13,137	13,527
6.50% 1/1/35	39,204	41,281
7.00% 1/1/38	4,921	4,824
GNMA I S.F. 30 yr
3.00% 8/15/45	4,394,836	3,976,287
3.00% 3/15/50	350,380	313,906
5.50% 10/15/42	2,019,139	2,077,617
GNMA II S.F. 30 yr
3.00% 8/20/50	683,638	623,050
3.00% 12/20/51	1,743,478	1,561,047
5.00% 9/20/52	1,641,913	1,613,868
5.50% 5/20/37	47,601	49,058
5.50% 6/20/49	3,286,339	3,315,929
6.00% 4/20/34	1,270	1,252

4    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr TBA 4.00% 8/20/53		6,000,000	$ 5,681,015
Total Agency Mortgage-Backed Securities (cost $901,353,604)			873,755,268

Collateralized Debt Obligations — 5.39%
522 Funding CLO Series 2018-3A AR 144A 6.29% (LIBOR03M + 1.04%, Floor 1.04%) 10/20/31 #, •		1,200,000	1,182,845
Adagio V CLO DAC Series V-A ARR 144A 3.897% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,100,000	1,173,468
AMMC CLO 16 Series 2015-16A AR2 144A 6.231% (LIBOR03M + 0.98%, Floor 0.98%) 4/14/29 #, •		172,027	171,797
Anchorage Capital CLO 9 Series 2016-9A AR2 144A 6.40% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/32 #, •		1,800,000	1,773,587
Anchorage Capital CLO 11 Series 2019-11A AR 144A 6.413% (LIBOR03M + 1.14%, Floor 1.14%) 7/22/32 #, •		1,200,000	1,179,161
Apex Credit CLO Series 2018-1A A2 144A 6.285% (LIBOR03M + 1.03%) 4/25/31 #, •		2,400,000	2,360,285
Apidos CLO XXIV Series 2016-24A A1AL 144A 6.20% (LIBOR03M + 0.95%, Floor 0.95%) 10/20/30 #, •		1,350,000	1,333,831
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Aqueduct European CLO DAC Series 2017-1A AR 144A 3.84% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	1,459,319	$ 1,566,381
Ares European CLO Series 7A A1RR 144A 3.837% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	1,291,767	1,381,151
Ares European CLO X DAC Series 10A AR 144A 3.957% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,700,000	2,889,386
Ares European CLO XII DAC Series 12A AR 144A 4.05% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	300,000	319,505
Ares European CLO XIV DAC Series 14A A 144A 4.325% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	4,033,824
Ares XL CLO Series 2016-40A A1RR 144A 6.13% (LIBOR03M + 0.87%, Floor 0.87%) 1/15/29 #, •		1,415,352	1,403,888
Ares XXXIX CLO Series 2016-39A A1R2 144A 6.312% (LIBOR03M + 1.05%, Floor 1.05%) 4/18/31 #, •		1,500,000	1,480,077
Atrium XII Series 12A AR 144A 6.103% (LIBOR03M + 0.83%) 4/22/27 #, •		1,363,947	1,350,316
Aurium CLO IV DAC Series 4A AR 144A 3.907% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,995,632	3,203,444

NQ- OPTFI [0623] 0823 (3054830)    5

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 3.94% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,292,415	$ 1,369,914
Benefit Street Partners CLO XII Series 2017-12A A1R 144A 6.21% (LIBOR03M + 0.95%, Floor 0.95%) 10/15/30 #, •		471,890	467,615
Benefit Street Partners CLO XVII Series 2019-17A AR 144A 6.34% (LIBOR03M + 1.08%, Floor 1.08%) 7/15/32 #, •		700,000	691,001
Black Diamond CLO DAC Series 2019-1A A1R 144A 4.303% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	300,000	321,724
Blackrock European CLO VII DAC Series 7A AR 144A 3.797% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,200,000	2,345,949
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 3.897% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,391,839	1,485,446
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 3.777% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	250,000	265,571
Series 2019-1A AR 144A 4.031% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	1,000,000	1,063,814

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Cairn CLO IV DAC Series 2014-4A ARRR 144A 3.842% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, •	EUR	1,576,948	$ 1,682,931
Cairn CLO X DAC Series 2018-10A AR 144A 3.957% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,400,000	1,492,501
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 3.877% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,891,533	2,006,978
Series 2019-2A A1R 144A 4.213% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	600,000	638,735

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 6.271% (LIBOR03M + 0.95%, Floor 0.95%) 8/14/30 #, •		2,275,253	2,245,718
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 4.073% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,500,000	1,604,436
CARLYLE US CLO Series 2017-1A A1R 144A 6.25% (LIBOR03M + 1.00%, Floor 1.00%) 4/20/31 #, •		1,500,000	1,482,245
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 4.156% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,199,700	1,280,072

6    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 3.837% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,200,000	$ 2,341,817
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 6.268% (TSFR03M + 1.28%, Floor 1.02%) 4/15/29 #, •		2,925,109	2,906,175
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 4.183% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	2,200,000	2,341,716
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 3.831% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	4,000,000	4,249,670
FS Rialto Series 2022-FL4 A 144A 6.966% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		3,500,000	3,444,609
Galaxy XXI CLO Series 2015-21A AR 144A 6.27% (LIBOR03M + 1.02%) 4/20/31 #, •		1,650,000	1,626,256
GoldenTree Loan Management EUR CLO DAC Series 3A AR 144A 4.10% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	300,000	320,262
Goldentree Loan Management US CLO 2 Series 2017-2A AR 144A 6.16% (LIBOR03M + 0.91%, Floor 0.91%) 11/20/30 #, •		3,300,000	3,266,568
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Harvest CLO XI DAC Series 11A ARR 144A 4.25% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, •		1,506,551	$ 1,604,114
Harvest CLO XVI DAC Series 16A ARR 144A 3.817% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	2,000,000	2,129,245
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	247,996
HGI CRE CLO Series 2022-FL3 A 144A 6.767% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •		3,000,000	2,939,871
Invesco Euro CLO I DAC Series 1A A1R 144A 3.827% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	265,449
Jubilee CLO DAC
Series 2014-11A ARR 144A 3.787% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	1,700,000	1,814,793
Series 2014-12A ARRR 144A 3.777% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	600,000	642,105
Series 2016-17A A1RR 144A 3.827% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,488,646
Series 2016-17A A2RR 144A 3.827% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	533,850

KKR CLO 18 Series 18 AR 144A 6.202% (LIBOR03M + 0.94%, Floor 0.94%) 7/18/30 #, •		410,849	406,639

NQ- OPTFI [0623] 0823 (3054830)    7

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Laurelin DAC Series 2016-1A ARR 144A 3.92% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	2,100,000	$ 2,238,233
LCM XIII Series 13A AR3 144A 6.135% (LIBOR03M + 0.87%, Floor 0.87%) 7/19/27 #, •		2,230,916	2,210,066
LCM XV Series 15A AR2 144A 6.25% (LIBOR03M + 1.00%, Floor 1.00%) 7/20/30 #, •		2,755,093	2,724,944
Man GLG Euro CLO III DAC Series 3A AR 144A 3.857% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	806,014	861,752
Man GLG Euro CLO V DAC Series 5A A1R 144A 4.216% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,898,157	2,031,101
Man GLG US CLO Series 2018-1A A1R 144A 6.39% (LIBOR03M + 1.14%) 4/22/30 #, •		3,000,000	2,950,833
Marathon CLO Series 2021-16A A1A 144A 6.46% (LIBOR03M + 1.20%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,223,739
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 3.93% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	278,190	296,528
Oaktree CLO Series 2019-4A A1R 144A 6.37% (LIBOR03M + 1.12%, Floor 1.12%) 10/20/32 #, •		500,000	492,045
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

OCP Euro CLO DAC Series 2020-4A AR 144A 4.091% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,900,000	$ 2,021,440
OZLM IX Series 2014-9A A1A3 144A 6.35% (LIBOR03M + 1.10%, Floor 1.10%) 10/20/31 #, •		500,000	492,883
OZLM XVI Series 2017-16A A1R 144A 6.348% (LIBOR03M + 1.03%, Floor 1.03%) 5/16/30 #, •		1,925,164	1,905,350
OZLM XXIV Series 2019-24A A1AR 144A 6.41% (LIBOR03M + 1.16%, Floor 1.16%) 7/20/32 #, •		2,100,000	2,055,012
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 3.957% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	1,706,798	1,823,840
Palmer Square Loan Funding
Series 2021-3A A1 144A 6.05% (LIBOR03M + 0.80%, Floor 0.80%) 7/20/29 #, •		455,303	449,308
Series 2021-4A A1 144A 6.06% (LIBOR03M + 0.80%, Floor 0.80%) 10/15/29 #, •		1,886,336	1,865,111

Sculptor European CLO V DAC Series 5A AR 144A 3.916% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,300,000	3,521,375

8    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Segovia European CLO DAC Series 2019-6A AR 144A 4.08% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,600,000	$ 1,707,225
Signal Peak CLO 5 Series 2018-5A A 144A 6.365% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •		1,800,000	1,781,446
Sound Point CLO IX Series 2015-2A ARRR 144A 6.46% (LIBOR03M + 1.21%, Floor 1.21%) 7/20/32 #, •		2,600,000	2,552,888
Sound Point CLO XIV Series 2016-3A AR2 144A 6.263% (LIBOR03M + 0.99%, Floor 0.99%) 1/23/29 #, •		728,207	726,112
Sound Point CLO XVI Series 2017-2A AR 144A 6.235% (LIBOR03M + 0.98%) 7/25/30 #, •		3,959,262	3,913,857
Stratus CLO Series 2021-3A A 144A 6.20% (LIBOR03M + 0.95%, Floor 0.95%) 12/29/29 #, •		1,600,451	1,584,965
Symphony Static CLO I Series 2021-1A A 144A 6.085% (LIBOR03M + 0.83%, Floor 0.83%) 10/25/29 #, •		414,288	409,109
TCI-Symphony CLO Series 2017-1A AR 144A 6.19% (LIBOR03M + 0.93%, Floor 0.93%) 7/15/30 #, •		945,427	932,515
THL Credit Wind River CLO Series 2019-3A AR 144A 6.34% (LIBOR03M + 1.08%, Floor 1.08%) 4/15/31 #, •		3,100,000	3,043,822
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Tikehau CLO DAC Series 2015-1A ARR 144A 4.144% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	2,000,000	$ 2,123,442
Toro European CLO 6 DAC Series 6A AR 144A 3.995% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	300,000	319,107
Toro European CLO 7 DAC Series 7A ARE 144A 4.133% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	2,014,635
Venture 32 CLO Series 2018-32A A1 144A 6.362% (LIBOR03M + 1.10%, Floor 1.10%) 7/18/31 #, •		500,000	491,832
Venture 34 CLO Series 2018-34A A 144A 6.49% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •		2,500,000	2,463,262
Venture 38 CLO Series 2019-38A A1R 144A 6.459% (LIBOR03M + 1.16%, Floor 1.16%) 7/30/32 #, •		2,900,000	2,855,096
Venture 42 CLO Series 2021-42A A1A 144A 6.39% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,259,817
Venture XVII CLO Series 2014-17A ARR 144A 6.14% (LIBOR03M + 0.88%) 4/15/27 #, •		194,155	192,949
Venture XXIV CLO Series 2016-24A ARR 144A 6.15% (LIBOR03M + 0.90%, Floor 0.90%) 10/20/28 #, •		320,459	317,434

NQ- OPTFI [0623] 0823 (3054830)    9

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture XXVI CLO Series 2017-26A AR 144A 6.35% (LIBOR03M + 1.10%, Floor 1.10%) 1/20/29 #, •	2,919,183	$ 2,892,764
Vibrant CLO IV Series 2016-4A A1RR 144A 6.37% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,300,000	1,282,096
Vibrant CLO VI Series 2017-6A AR 144A 6.46% (LIBOR03M + 0.95%) 6/20/29 #, •	1,259,108	1,247,917
Vibrant CLO VII Series 2017-7A A1R 144A 6.29% (LIBOR03M + 1.04%, Floor 1.04%) 9/15/30 #, •	3,763,353	3,726,762
Vibrant CLO XI Series 2019-11A A1R1 144A 6.37% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,500,000	1,469,093
Voya Series 2012-4A A1R3 144A 6.248% (TSFR03M + 1.26%) 10/15/30 #, •	1,305,031	1,290,383
Voya CLO Series 2014-4A A1RA 144A 6.351% (LIBOR03M + 1.10%) 7/14/31 #, •	842,321	832,621
Total Collateralized Debt Obligations (cost $159,542,928)		150,412,086

Convertible Bonds — 0.14%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	2,540,000	2,458,720
Spirit Airlines 1.00% exercise price $42.36, maturity date 5/15/26	1,906,000	1,549,578
Total Convertible Bonds (cost $4,289,916)		4,008,298

		Principal amount°	Value (US $)

Corporate Bonds — 29.69%
Banking — 8.45%
Access Bank 144A 6.125% 9/21/26 #		500,000	$ 424,350
Akbank TAS
144A 6.80% 2/6/26 #		370,000	353,960
6.80% 6/22/31 μ		200,000	182,824

Banco Bilbao Vizcaya Argentaria 5.875% 9/24/23 μ, ψ	EUR	800,000	866,029
Banco Continental 144A 2.75% 12/10/25 #		365,000	330,203
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		435,000	401,905
Banco do Brasil 144A 6.25% 4/18/30 #		445,000	442,664
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		570,000	468,449
Banco Industrial 144A 4.875% 1/29/31 #, μ		320,000	293,642
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		275,000	256,877
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	157,549
Banco Santander
2.958% 3/25/31		1,000,000	825,485
3.496% 3/24/25		1,000,000	958,058
3.892% 5/24/24		1,400,000	1,373,053
4.175% 3/24/28 μ		1,200,000	1,124,062

Bancolombia 6.909% 10/18/27 μ		315,000	298,843
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		280,000	265,613
Bank Hapoalim 144A 3.255% 1/21/32 #, μ		395,000	339,594
Bank Leumi Le-Israel
144A 5.125% 7/27/27 #		335,000	333,119
144A 7.129% 7/18/33 #, μ		465,000	460,802
Bank of America
2.482% 9/21/36 μ		5,625,000	4,305,851
3.384% 4/2/26 μ		500,000	479,531
3.864% 7/23/24 μ		2,200,000	2,197,351
3.974% 2/7/30 μ		3,400,000	3,150,696
4.125% 1/22/24		200,000	198,300
4.30% 1/28/25 μ, ψ		900,000	812,844
5.288% 4/25/34 μ		3,520,000	3,488,869

10    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
6.204% 11/10/28 μ		3,000,000	$ 3,085,980
Bank of New York Mellon
4.70% 9/20/25 μ, ψ		2,560,000	2,492,800
5.802% 10/25/28 μ		581,000	592,595
Barclays
3.33% 11/24/42 μ		1,300,000	914,140
3.375% 4/2/25 μ	EUR	500,000	539,309
4.972% 5/16/29 μ		3,000,000	2,837,806
5.501% 8/9/28 μ		1,600,000	1,561,638
6.224% 5/9/34 μ		1,430,000	1,425,263
6.375% 12/15/25 μ, ψ	GBP	500,000	549,624
7.125% μ	GBP	1,800,000	2,079,003
7.385% 11/2/28 μ		764,000	796,454
7.437% 11/2/33 μ		3,000,000	3,247,267
7.75% 9/15/23 μ, ψ		400,000	392,960

BBVA Bancomer 144A 5.875% 9/13/34 #, μ		400,000	356,466
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,534,983
144A 2.159% 9/15/29 #, μ		600,000	500,252
144A 2.871% 4/19/32 #, μ		300,000	245,960
144A 3.052% 1/13/31 #, μ		2,600,000	2,222,041
144A 7.375% 8/19/25 #, μ, ψ		700,000	680,451
7.375% 8/19/25 μ, ψ		500,000	486,037

BPCE 144A 5.748% 7/19/33 #, μ		5,000,000	4,886,507
CIMB Bank 144A 2.125% 7/20/27 #		550,000	492,417
Citigroup
3.20% 10/21/26		1,000,000	936,728
4.075% 4/23/29 μ		2,400,000	2,261,512
5.61% 9/29/26 μ		3,070,000	3,067,466
6.174% 5/25/34 μ		1,590,000	1,604,718

Citizens Bank 6.064% 10/24/25 μ		2,130,000	2,019,548
Cooperatieve Rabobank
3.75% 7/21/26		1,350,000	1,261,397
4.375% 8/4/25		2,000,000	1,931,364

Credit Agricole 144A 5.514% 7/5/33 #		2,725,000	2,743,411
Credit Suisse 7.95% 1/9/25		655,000	668,620
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 6.25% 12/18/24 #, μ, ψ		2,000,000	$ 84,660
144A 6.375% 8/21/26 #, μ, ψ		1,900,000	80,427
144A 6.442% 8/11/28 #, μ		1,750,000	1,757,924
7.50% 12/11/23 μ, ψ		400,000	16,932
Deutsche Bank
2.129% 11/24/26 μ		700,000	623,127
3.547% 9/18/31 μ		1,500,000	1,246,620
3.729% 1/14/32 μ		2,331,000	1,764,112
3.742% 1/7/33 μ		789,000	579,154
3.961% 11/26/25 μ		5,700,000	5,437,681
6.119% 7/14/26 μ		3,000,000	2,967,745
6.72% 1/18/29 μ		1,790,000	1,793,938
Emirates NBD Bank PJSC
2.625% 2/18/25		295,000	281,682
6.125% 4/9/26 μ, ψ		305,000	302,046
Fifth Third Bancorp
2.55% 5/5/27		1,000	884
3.95% 3/14/28		4,000	3,683

Fifth Third Bank 5.852% 10/27/25 μ		1,575,000	1,534,956
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ		325,000	305,846
Goldman Sachs Group
1.431% 3/9/27 μ		2,000,000	1,788,006
1.542% 9/10/27 μ		3,993,000	3,512,041
3.615% 3/15/28 μ		2,000,000	1,878,139
4.223% 5/1/29 μ		4,700,000	4,442,120

Hana Bank 144A 1.25% 12/16/26 #		345,000	297,333
HSBC Holdings
1.589% 5/24/27 μ		2,200,000	1,942,753
2.848% 6/4/31 μ		2,700,000	2,241,886
2.871% 11/22/32 μ		2,000,000	1,613,986
4.70% 3/9/31 μ, ψ		500,000	375,206
5.21% 8/11/28 μ		500,000	489,323
5.875% 9/28/26 μ, ψ	GBP	500,000	555,292
6.254% 3/9/34 μ		1,100,000	1,128,173
Huntington National Bank
4.552% 5/17/28 μ		395,000	368,791
5.65% 1/10/30		855,000	817,236

ICICI Bank 144A 4.00% 3/18/26 #		335,000	320,450
ING Groep 3.875% 5/16/27 μ, ψ		3,000,000	2,150,361

NQ- OPTFI [0623] 0823 (3054830)    11

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	$ 1,130,529
144A 6.625% 6/20/33 #		2,600,000	2,592,756
7.75% 1/11/27 μ, ψ	EUR	200,000	211,365
JPMorgan Chase & Co.
1.764% 11/19/31 μ		2,335,000	1,848,741
1.953% 2/4/32 μ		1,170,000	932,613
2.595% 2/24/26 μ		1,500,000	1,423,085
2.947% 2/24/28 μ		1,100,000	1,010,807
2.963% 1/25/33 μ		500,000	421,373
3.109% 4/22/51 μ		455,000	318,428
3.22% 3/1/25 μ		500,000	490,237
4.005% 4/23/29 μ		900,000	848,233
5.00% 8/1/24 μ, ψ		400,000	391,000
KeyBank
4.15% 8/8/25		250,000	231,136
5.00% 1/26/33		640,000	554,176
5.85% 11/15/27		995,000	937,762
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	282,607
3.50% 4/1/26 μ	EUR	200,000	213,563
3.75% 3/18/28 μ		1,400,000	1,294,196
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,602,924
2.559% 2/25/30		1,800,000	1,529,436
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,484,502
2.564% 9/13/31		1,400,000	1,102,751
2.591% 5/25/31 μ		2,000,000	1,658,914
3.261% 5/22/30 μ		3,100,000	2,738,344
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	1,781,517
1.928% 4/28/32 μ		1,415,000	1,105,261
2.484% 9/16/36 μ		4,730,000	3,590,870
3.625% 1/20/27		4,000,000	3,801,170
5.25% 4/21/34 μ		1,850,000	1,827,650
6.138% 10/16/26 μ		865,000	874,078
6.296% 10/18/28 μ		1,717,000	1,765,890
6.342% 10/18/33 μ		715,000	760,946
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	719,362
144A 4.302% 3/8/29 #, μ		5,200,000	4,822,602
NatWest Group
4.80% 4/5/26		5,000,000	4,856,738
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
NatWest Group
5.125% 5/12/27 μ, ψ	GBP	500,000	$ 525,002

NBK SPC 144A 1.625% 9/15/27 #, μ		710,000	634,036
Nykredit Realkredit 2.00% 10/1/53	DKK	1	0
PNC Bank 4.05% 7/26/28		2,400,000	2,212,963
PNC Financial Services Group 5.671% 10/28/25 μ		1,250,000	1,240,201
Popular 7.25% 3/13/28		855,000	855,000
QNB Finance 2.625% 5/12/25		455,000	432,276
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ		305,000	271,443
Santander UK Group Holdings 3.823% 11/3/28 μ		3,200,000	2,883,229
Shinhan Bank 3.875% 3/24/26		345,000	324,474
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		210,000	201,127
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,434,526
144A 4.677% 6/15/27 #		3,500,000	3,375,192
144A 6.691% 1/10/34 #, μ		4,000,000	4,075,137
7.875% 12/18/23 μ, ψ		500,000	490,212

Standard Chartered 144A 6.301% 1/9/29 #, μ		385,000	387,443
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,388,710
2.222% 9/17/31		2,300,000	1,838,674
SVB Financial Group
1.80% 2/2/31 ‡		775,000	492,896
4.00% 5/15/26 μ, ‡, ψ		2,110,000	154,874
4.57% 4/29/33 μ, ‡		2,164,000	1,452,836

Toronto-Dominion Bank 4.108% 6/8/27		786,000	752,024
Truist Bank 2.636% 9/17/29 μ		5,182,000	4,785,529
Truist Financial
1.887% 6/7/29 μ		3,485,000	2,899,598

12    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Truist Financial
4.95% 9/1/25 μ, ψ		1,465,000	$ 1,358,787
6.123% 10/28/33 μ		755,000	766,629

Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, μ		405,000	371,781
UBS 5.125% 5/15/24		200,000	196,946
UBS Group
0.25% 11/5/28 μ	EUR	1,000,000	895,823
144A 3.126% 8/13/30 #, μ		2,000,000	1,687,179
144A 4.194% 4/1/31 #, μ		2,500,000	2,226,450
UniCredit
7.50% 6/3/26 μ, ψ	EUR	600,000	644,567
144A 7.83% 12/4/23 #		2,900,000	2,917,434
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,489,264
3.60% 9/11/24		1,275,000	1,239,665
3.95% 11/17/25		2,820,000	2,712,309
4.653% 2/1/29 μ		246,000	235,221
4.839% 2/1/34 μ		800,000	747,639
5.727% 10/21/26 μ		734,000	733,889
5.836% 6/12/34 μ		890,000	896,848

US Bank 3.40% 7/24/23		815,000	813,916
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	845,636
3.584% 5/22/28 μ		5,300,000	4,939,701
3.90% 3/15/26 μ, ψ		1,000,000	881,025
5.389% 4/24/34 μ		5,000,000	4,970,390
			235,741,816
Basic Industry — 0.87%
Anglo American Capital 144A 5.50% 5/2/33 #		495,000	483,872
AngloGold Ashanti Holdings 3.375% 11/1/28		305,000	267,426
Antofagasta 144A 5.625% 5/13/32 #		355,000	353,279
Braskem Netherlands Finance 144A 7.25% 2/13/33 #		430,000	422,853
Celanese US Holdings
6.05% 3/15/25		590,000	587,885
6.165% 7/15/27		2,095,000	2,085,622
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	170,709
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Corp Nacional del Cobre de Chile
144A 4.25% 7/17/42 #		200,000	$ 171,858
CSN Resources
144A 5.875% 4/8/32 #		385,000	310,487
144A 7.625% 4/17/26 #		260,000	258,084
First Quantum Minerals
144A 6.875% 10/15/27 #		360,000	351,725
144A 7.50% 4/1/25 #		210,000	210,034
144A 8.625% 6/1/31 #		2,390,000	2,452,451

FMG Resources August 2006 144A 6.125% 4/15/32 #		7,300,000	6,967,452
Freeport Indonesia
144A 5.315% 4/14/32 #		435,000	412,418
144A 6.20% 4/14/52 #		200,000	180,772

ICL Group 144A 6.375% 5/31/38 #		210,000	212,396
INEOS Styrolution Group 2.25% 1/16/27	EUR	500,000	468,831
Metinvest 144A 7.75% 10/17/29 #		627,000	379,335
Newmont
2.25% 10/1/30		1,875,000	1,537,378
2.60% 7/15/32		1,160,000	948,391
2.80% 10/1/29		76,000	65,412

Novelis 144A 4.75% 1/30/30 #		835,000	742,868
OCP
144A 3.75% 6/23/31 #		200,000	165,906
144A 5.125% 6/23/51 #		240,000	175,498
144A 6.875% 4/25/44 #		250,000	230,241
Sasol Financing USA
6.50% 9/27/28		265,000	237,205
144A 8.75% 5/3/29 #		340,000	331,570

Sherwin-Williams 3.30% 5/15/50		3,495,000	2,490,197
Stillwater Mining 144A 4.50% 11/16/29 #		385,000	313,053

NQ- OPTFI [0623] 0823 (3054830)    13

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Vale Overseas 6.125% 6/12/33		415,000	$ 416,262
			24,401,470
Brokerage — 0.13%
Jefferies Financial Group
2.625% 10/15/31		2,925,000	2,270,333
6.45% 6/8/27		331,000	342,161
6.50% 1/20/43		880,000	882,505
			3,494,999
Capital Goods — 0.94%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	1,500,000	1,474,503
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	154,392
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		365,723	340,663
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		4,600,000	3,956,450
Boeing
1.95% 2/1/24		2,000,000	1,954,764
3.25% 2/1/28		1,545,000	1,419,546
3.75% 2/1/50		5,355,000	4,024,976

Caterpillar 2.60% 4/9/30		25,000	22,211
Cellnex Finance 144A 3.875% 7/7/41 #		4,299,000	3,153,718
Embraer Netherlands Finance 5.40% 2/1/27		450,000	432,338
GCC 144A 3.614% 4/20/32 #		390,000	331,703
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	414,372
IHS Holding 144A 5.625% 11/29/26 #		440,000	385,088
Lockheed Martin 4.75% 2/15/34		1,425,000	1,422,393
Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	978,849
SAN Miguel Industrias 144A 3.50% 8/2/28 #		505,000	429,503
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Standard Industries 144A 3.375% 1/15/31 #		1,568,000	$ 1,264,033
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		535,000	423,319
Teledyne Technologies
2.25% 4/1/28		1,980,000	1,729,682
2.75% 4/1/31		1,730,000	1,446,153

UltraTech Cement 144A 2.80% 2/16/31 #		420,000	345,468
			26,104,124
Communications — 2.96%
Alibaba Group Holding 2.70% 2/9/41		465,000	310,980
Altice Financing 144A 5.00% 1/15/28 #		345,000	276,069
Altice France
2.125% 2/15/25	EUR	1,900,000	1,908,713
144A 5.50% 10/15/29 #		1,375,000	984,696
Amazon.com
1.50% 6/3/30		1,000,000	822,704
2.50% 6/3/50		1,460,000	972,385

America Movil 4.70% 7/21/32		420,000	405,436
AT&T
2.55% 12/1/33		2,673,000	2,100,500
3.50% 6/1/41		1,680,000	1,291,337
3.50% 9/15/53		8,615,000	6,104,799
5.40% 2/15/34		1,150,000	1,152,542

Axian Telecom 144A 7.375% 2/16/27 #		380,000	349,600
CCO Holdings
144A 4.25% 1/15/34 #		5,700,000	4,313,747
144A 4.50% 8/15/30 #		500,000	416,796
144A 5.00% 2/1/28 #		900,000	820,926
Charter Communications Operating
2.80% 4/1/31		4,000,000	3,220,131
3.85% 4/1/61		4,755,000	2,880,020
4.40% 12/1/61		4,252,000	2,873,846
4.908% 7/23/25		430,000	421,807
5.05% 3/30/29		3,800,000	3,625,309
Comcast
2.80% 1/15/51		475,000	314,840
4.55% 1/15/29		3,640,000	3,576,408

14    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Comcast
4.80% 5/15/33	1,685,000	$ 1,668,104

Connect Finco 144A 6.75% 10/1/26 #	2,835,000	2,756,234
CSC Holdings 144A 4.625% 12/1/30 #	890,000	396,920
CT Trust 144A 5.125% 2/3/32 #	485,000	389,693
Directv Financing 144A 5.875% 8/15/27 #	2,135,000	1,936,040
Discovery Communications 4.00% 9/15/55	9,190,000	6,117,449
Frontier Communications Holdings
144A 5.00% 5/1/28 #	2,170,000	1,874,392
144A 5.875% 10/15/27 #	1,165,000	1,070,339

Liberty Costa Rica Senior Secured Finance 144A 10.875% 1/15/31 #	350,000	346,777
Sprint 7.625% 3/1/26	200,000	207,935
Sprint Capital 6.875% 11/15/28	3,275,000	3,474,426
Sprint Spectrum 144A 4.738% 9/20/29 #	640,938	632,783
Tencent Holdings
144A 2.88% 4/22/31 #	200,000	170,225
144A 3.68% 4/22/41 #	400,000	309,995

Time Warner Cable 7.30% 7/1/38	2,120,000	2,162,274
T-Mobile USA
1.50% 2/15/26	2,100,000	1,898,306
3.00% 2/15/41	3,445,000	2,520,683
3.30% 2/15/51	1,500,000	1,053,574
3.375% 4/15/29	2,305,000	2,083,600
3.75% 4/15/27	2,150,000	2,036,241
3.875% 4/15/30	1,400,000	1,290,612
5.05% 7/15/33	1,525,000	1,498,035

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	350,000	311,567
Verizon Communications
2.10% 3/22/28	1,100,000	966,873
2.55% 3/21/31	800,000	668,182
2.875% 11/20/50	1,100,000	717,602
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
6.421% (LIBOR03M + 1.10%) 5/15/25 •		3,200,000	$ 3,227,500

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,885,000	1,525,829
			82,455,781
Consumer Cyclical — 1.48%
Alsea 144A 7.75% 12/14/26 #		200,000	198,611
Aptiv 3.10% 12/1/51		4,171,000	2,626,030
Arcos Dorados 144A 6.125% 5/27/29 #		405,000	394,275
Carnival
144A 4.00% 8/1/28 #		730,000	647,816
144A 7.625% 3/1/26 #		1,553,000	1,522,443
CK Hutchison International 23
144A 4.75% 4/21/28 #		310,000	306,708
144A 4.875% 4/21/33 #		550,000	544,779
Ford Motor Credit
1.744% 7/19/24	EUR	300,000	316,907
2.30% 2/10/25		345,000	322,834
2.33% 11/25/25	EUR	200,000	205,146
2.386% 2/17/26	EUR	500,000	512,826
2.70% 8/10/26		700,000	625,618
2.748% 6/14/24	GBP	100,000	121,548
2.90% 2/16/28		765,000	655,932
2.90% 2/10/29		500,000	414,251
3.25% 9/15/25	EUR	1,000,000	1,049,330
4.535% 3/6/25	GBP	1,100,000	1,328,470
4.542% 8/1/26		1,514,000	1,424,515
5.125% 6/16/25		600,000	584,058
6.95% 6/10/26		1,070,000	1,076,334

Future Retail 144A 5.60% 1/22/25 #, ‡		565,000	16,272
General Motors Financial 5.85% 4/6/30		4,215,000	4,182,203
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	584,284
144A 4.00% 5/1/31 #		700,000	608,574

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	799,560

NQ- OPTFI [0623] 0823 (3054830)    15

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Hyatt Hotels 1.80% 10/1/24	300,000	$ 285,655
Hyundai Capital Services 144A 0.75% 9/15/23 #	1,800,000	1,780,937
InRetail Consumer 144A 3.25% 3/22/28 #	530,000	455,652
Kia 144A 2.375% 2/14/25 #	395,000	374,642
Marriott International 3.50% 10/15/32	900,000	778,027
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	166,165
5.75% 7/21/28	200,000	177,000
MGM China Holdings
144A 4.75% 2/1/27 #	725,000	660,522
144A 5.25% 6/18/25 #	600,000	575,848

Nemak 144A 3.625% 6/28/31 #	365,000	285,561
Nissan Motor
144A 3.043% 9/15/23 #	1,800,000	1,787,403
144A 4.345% 9/17/27 #	1,400,000	1,274,303
144A 4.81% 9/17/30 #	600,000	526,755
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	239,759
144A 3.875% 9/21/23 #	3,000,000	2,983,467

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	940,000	877,523
Sands China
2.80% 3/8/27	200,000	173,737
3.35% 3/8/29	400,000	333,716
3.75% 8/8/31	525,000	427,763
4.30% 1/8/26	400,000	376,387
5.90% 8/8/28	1,800,000	1,717,471

Studio City Finance 144A 5.00% 1/15/29 #	675,000	500,857
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	300,000	292,500
Warnermedia Holdings
3.638% 3/15/25	400,000	386,028
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Warnermedia Holdings
3.755% 3/15/27		400,000	$ 373,267
5.05% 3/15/42		800,000	674,737
5.141% 3/15/52		1,825,000	1,487,212
Wynn Macau
5.50% 1/15/26		200,000	185,990
5.50% 10/1/27		200,000	178,245
			41,406,453
Consumer Non-Cyclical — 2.93%
AbbVie
3.75% 11/14/23		1,200,000	1,191,696
4.05% 11/21/39		3,193,000	2,781,620
Amgen
2.20% 2/21/27		3,300,000	2,999,663
5.15% 3/2/28		730,000	729,864
5.25% 3/2/30		720,000	721,987
5.25% 3/2/33		10,975,000	10,994,237

Ashtead Capital 144A 1.50% 8/12/26 #		665,000	581,586
Bacardi 144A 4.45% 5/15/25 #		500,000	486,861
Bausch Health 144A 11.00% 9/30/28 #		887,000	632,254
Baxter International 3.132% 12/1/51		2,336,000	1,543,066
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	488,879
Bellis Acquisition 3.25% 2/16/26	GBP	3,300,000	3,517,837
Bidvest Group UK 144A 3.625% 9/23/26 #		530,000	473,754
Centene 3.375% 2/15/30		1,000,000	860,340
Central American Bottling 144A 5.25% 4/27/29 #		335,000	309,843
Coca-Cola Icecek 144A 4.50% 1/20/29 #		400,000	357,680
Coty 144A 5.00% 4/15/26 #		1,500,000	1,438,994
CVS Health
2.70% 8/21/40		2,755,000	1,925,190
5.25% 1/30/31		630,000	628,221

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		58,956	56,746
Danone 144A 2.589% 11/2/23 #		1,500,000	1,484,504

16    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
DaVita
144A 3.75% 2/15/31 #	850,000	$ 680,686
144A 4.625% 6/1/30 #	1,500,000	1,289,382

Global Payments 3.20% 8/15/29	2,150,000	1,870,397
Haleon UK Capital 3.125% 3/24/25	500,000	477,965
Haleon US Capital 3.375% 3/24/29	500,000	454,661
HCA
3.50% 7/15/51	1,062,000	735,804
4.125% 6/15/29	3,400,000	3,148,067
5.20% 6/1/28	750,000	744,426

Humana 5.75% 3/1/28	523,000	532,535
Indofood CBP Sukses Makmur
3.541% 4/27/32	465,000	391,763
4.805% 4/27/52	200,000	148,987

International Container Terminal Services 4.75% 6/17/30	745,000	723,581
JBS USA Lux
144A 3.00% 2/2/29 #	1,466,000	1,246,833
144A 3.75% 12/1/31 #	195,000	160,231
144A 5.50% 1/15/30 #	350,000	336,018

MHP Lux 144A 6.25% 9/19/29 #	425,000	225,250
Mondelez International 2.125% 3/17/24	500,000	487,866
Natura Cosmeticos 144A 4.125% 5/3/28 #	405,000	350,658
Pfizer Investment Enterprises
4.75% 5/19/33	1,545,000	1,539,780
5.11% 5/19/43	1,075,000	1,078,130
5.30% 5/19/53	895,000	931,217

Pilgrim's Pride 144A 5.875% 9/30/27 #	1,458,000	1,442,140
Regeneron Pharmaceuticals 2.80% 9/15/50	18,000	11,605
Royalty Pharma
1.75% 9/2/27	7,625,000	6,542,946
3.35% 9/2/51	1,568,000	1,011,445
3.55% 9/2/50	1,250,000	845,236

Takeda Pharmaceutical 3.175% 7/9/50	4,797,000	3,382,881
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Tenet Healthcare
4.25% 6/1/29	3,920,000	$ 3,545,199
6.125% 10/1/28	1,815,000	1,749,043
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	365,000	331,479
6.75% 3/1/28	385,000	379,661

United Rentals North America 3.875% 2/15/31	869,000	753,161
UnitedHealth Group
3.70% 5/15/27	600,000	578,800
4.20% 5/15/32	1,746,000	1,667,555
4.50% 4/15/33	4,650,000	4,531,694
5.05% 4/15/53	2,685,000	2,670,787

Zoetis 5.40% 11/14/25	420,000	421,396
		81,624,087
Energy — 2.92%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	496,940	428,862
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,508,344
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,244,633
4.812% 2/13/33	1,305,000	1,286,650

Canacol Energy 144A 5.75% 11/24/28 #	325,000	278,229
Cheniere Energy Partners 144A 5.95% 6/30/33 #	4,200,000	4,217,472
CNX Resources 144A 6.00% 1/15/29 #	2,275,000	2,110,943
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	1,737,000	1,623,687
Diamondback Energy
3.125% 3/24/31	3,265,000	2,798,282
4.25% 3/15/52	3,678,000	2,825,235
Ecopetrol
5.875% 11/2/51	320,000	212,071
6.875% 4/29/30	430,000	392,595

EIG Pearl Holdings 144A 4.387% 11/30/46 #	345,000	271,130
Enbridge 5.70% 3/8/33	5,000,000	5,070,933

NQ- OPTFI [0623] 0823 (3054830)    17

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energean Israel Finance
144A 4.875% 3/30/26 #	325,000	$ 302,471
144A 8.50% 9/30/33 #	255,000	254,841
Energy Transfer
4.95% 5/15/28	700,000	677,771
5.50% 6/1/27	3,200,000	3,184,777
6.25% 4/15/49	4,420,000	4,321,647
6.50% 11/15/26 μ, ψ	3,380,000	3,078,572
Enterprise Products Operating
3.20% 2/15/52	4,365,000	3,072,338
3.30% 2/15/53	3,980,000	2,845,119
5.35% 1/31/33	2,695,000	2,741,707

EQT 6.125% 2/1/25	609,000	606,126
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	474,925	382,173
Geopark 144A 5.50% 1/17/27 #	320,000	260,043
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	585,000	608,813
Guara Norte 144A 5.198% 6/15/34 #	574,769	503,943
Indika Energy Capital IV 144A 8.25% 10/22/25 #	395,000	393,321
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	190,131
144A 5.375% 4/24/30 #	320,000	297,731

Kinder Morgan 5.20% 6/1/33	1,010,000	979,249
Kosmos Energy 144A 7.75% 5/1/27 #	625,000	536,940
Medco Laurel Tree 144A 6.95% 11/12/28 #	405,000	371,959
MPLX 1.75% 3/1/26	685,000	622,112
Murphy Oil 5.875% 12/1/27	1,730,000	1,682,225
NuStar Logistics
5.625% 4/28/27	205,000	197,169
6.375% 10/1/30	2,337,000	2,232,282

Occidental Petroleum 6.125% 1/1/31	1,643,000	1,669,970
Oil and Gas Holding 7.50% 10/25/27	200,000	203,347
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

ONEOK 4.35% 3/15/29	1,500,000	$ 1,395,733
PDC Energy 5.75% 5/15/26	1,205,000	1,201,260
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	182,349
Petroleos Mexicanos
5.95% 1/28/31	600,000	438,780
6.70% 2/16/32	76,000	57,854
6.75% 9/21/47	390,000	245,261
7.69% 1/23/50	240,000	162,875
144A 10.00% 2/7/33 #	455,000	417,177
Petronas Capital
144A 2.48% 1/28/32 #	200,000	167,198
144A 3.50% 4/21/30 #	440,000	406,362

PTTEP Treasury Center 144A 2.587% 6/10/27 #	495,000	450,543
QazaqGaz JSC 144A 4.375% 9/26/27 #	630,000	588,127
SA Global Sukuk 144A 2.694% 6/17/31 #	165,000	142,300
Sabine Pass Liquefaction 5.75% 5/15/24	5,501,000	5,493,090
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,412,816
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	146,651
144A 4.25% 4/16/39 #	430,000	380,073

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	418,639	338,822
Targa Resources 4.20% 2/1/33	300,000	265,778
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,412,000
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,363,207
Thaioil Treasury Center 144A 2.50% 6/18/30 #	410,000	335,261
TMS Issuer 144A 5.78% 8/23/32 #	310,000	319,814

18    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	470,000	$ 446,089
Tullow Oil 144A 10.25% 5/15/26 #	410,000	312,010
Uzbekneftegaz 144A 4.75% 11/16/28 #	200,000	165,274
Woodside Finance 144A 3.70% 9/15/26 #	400,000	376,466
YPF 144A 6.95% 7/21/27 #	355,000	291,776
		81,400,789
Finance Companies — 1.91%
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	470,087
2.45% 10/29/26	1,445,000	1,291,717
3.00% 10/29/28	4,503,000	3,897,058
3.40% 10/29/33	592,000	476,111
3.50% 1/15/25	300,000	287,399
4.45% 10/1/25	1,200,000	1,154,960
4.45% 4/3/26	150,000	143,375
4.50% 9/15/23	157,000	156,423
6.50% 7/15/25	1,350,000	1,357,553
Air Lease
2.875% 1/15/26	2,050,000	1,897,565
2.875% 1/15/32	2,380,000	1,912,834
3.00% 2/1/30	7,215,000	6,041,604
3.375% 7/1/25	670,000	635,399
4.125% 12/15/26 μ, ψ	715,000	466,193
4.25% 2/1/24	900,000	890,670
4.625% 10/1/28	2,115,000	1,989,489
5.85% 12/15/27	735,000	734,714

Aircastle 4.125% 5/1/24	2,500,000	2,433,374
Aviation Capital Group
144A 3.50% 11/1/27 #	3,905,000	3,452,255
144A 6.25% 4/15/28 #	2,802,000	2,798,146

Avolon Holdings Funding 144A 2.528% 11/18/27 #	116,000	97,925
BOC Aviation USA 144A 4.875% 5/3/33 #	690,000	672,028
Brookfield Capital Finance 6.087% 6/14/33	3,800,000	3,860,641
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Country Garden Holdings
4.20% 2/6/26		254,000	$ 80,986
7.25% 4/8/26		285,000	100,263
DAE Funding
144A 1.55% 8/1/24 #		200,000	189,926
144A 1.625% 2/15/24 #		1,500,000	1,446,295
3.375% 3/20/28		2,700,000	2,436,307

Gaci First Investment 4.875% 2/14/35		264,000	253,440
GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	368,892
GLP 3.875% 6/4/25		315,000	218,232
Goodman HK Finance 4.375% 6/19/24		550,000	540,092
Huarong Finance 2019 3.875% 11/13/29		350,000	270,274
Indigo Group 1.625% 4/19/28	EUR	1,700,000	1,635,654
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
KeyCorp 4.789% 6/1/33 μ		139,000	116,594
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	3,176,645
MAF Global Securities 7.875% 6/30/27 μ, ψ		215,000	218,222
OneMain Finance 6.125% 3/15/24		1,500,000	1,496,233
Owl Rock Capital 2.875% 6/11/28		500,000	407,955
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.00% 10/1/53	DKK	1	0
1.50% 10/1/53	DKK	1	0
2.00% 10/1/53	DKK	1	0

RKPF Overseas 5.125% 7/26/26		245,000	112,313
Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	690,893
Sino-Ocean Land Treasure IV
2.70% 1/13/25		275,000	87,312
4.75% 8/5/29		275,000	56,131

Sirius Real Estate 1.125% 6/22/26	EUR	2,400,000	2,165,494
			53,185,673

NQ- OPTFI [0623] 0823 (3054830)    19

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials — 0.21%
Burlington Northern Santa Fe 2.875% 6/15/52		1,615,000	$ 1,106,251
Cemex 144A 9.125% 3/14/28 #, μ, ψ		420,000	425,879
General Electric 8.882% (LIBOR03M + 3.33%) 9/15/23 ψ, •		92,000	92,345
Georgian Railway 4.00% 6/17/28		595,000	516,005
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	1,100,000	915,033
0.625% 4/6/30	EUR	1,000,000	872,565

Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		1,890,000	1,879,772
West China Cement 4.95% 7/8/26		215,000	165,001
			5,972,851
Insurance — 0.72%
AIA Group
144A 3.375% 4/7/30 #		375,000	343,268
144A 3.90% 4/6/28 #		1,000,000	956,943

American International Group 5.125% 3/27/33		2,275,000	2,223,371
Aon
2.90% 8/23/51		4,930,000	3,225,373
5.00% 9/12/32		1,005,000	992,755
Athene Holding
3.45% 5/15/52		2,510,000	1,529,393
3.95% 5/25/51		1,120,000	751,836

Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,224,667
Brighthouse Financial
3.85% 12/22/51		2,472,000	1,567,203
4.70% 6/22/47		469,000	359,553

Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	938,085
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #		3,205,000	3,273,443
Prudential Financial 3.70% 3/13/51		1,660,000	1,273,948
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Sagicor Financial 144A 5.30% 5/13/28 #		330,000	$ 311,949
			19,971,787
Real Estate Investment Trusts — 0.71%
American Homes 4 Rent 3.625% 4/15/32		1,685,000	1,457,789
American Tower
2.30% 9/15/31		1,600,000	1,274,726
3.375% 5/15/24		500,000	489,663
3.65% 3/15/27		300,000	281,171

CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		580,000	434,691
Cromwell Ereit Lux Finco 2.125% 11/19/25	EUR	600,000	565,076
Crown Castle
1.05% 7/15/26		1,380,000	1,209,175
2.10% 4/1/31		5,236,000	4,194,020

EPR Properties 4.50% 6/1/27		1,700,000	1,526,986
GLP Capital 4.00% 1/15/30		2,600,000	2,255,650
Iron Mountain 144A 5.25% 7/15/30 #		966,000	871,322
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		3,080,000	2,663,354
VICI Properties
4.75% 2/15/28		100,000	94,788
4.95% 2/15/30		2,440,000	2,291,123
144A 5.75% 2/1/27 #		145,000	142,058
			19,751,592
Technology — 1.27%
Apple 4.30% 5/10/33		905,000	900,591
Autodesk 2.40% 12/15/31		2,390,000	1,957,197
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,140,327
144A 3.419% 4/15/33 #		1,600,000	1,338,753
144A 3.469% 4/15/34 #		6,257,000	5,134,907
144A 4.926% 5/15/37 #		115,000	104,140

20    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
CDW
2.67% 12/1/26	465,000	$ 418,044
3.276% 12/1/28	4,143,000	3,601,527

Entegris Escrow 144A 4.75% 4/15/29 #	1,230,000	1,142,985
Fiserv 3.50% 7/1/29	3,500,000	3,196,348
Micron Technology 5.875% 9/15/33	3,525,000	3,494,905
NCR
144A 5.00% 10/1/28 #	365,000	326,160
144A 5.125% 4/15/29 #	455,000	403,217
NXP
3.125% 2/15/42	925,000	648,630
3.25% 5/11/41	1,740,000	1,267,971
3.875% 6/18/26	3,250,000	3,123,301
5.55% 12/1/28	440,000	442,992
Oracle
3.60% 4/1/50	1,556,000	1,112,759
4.65% 5/6/30	455,000	439,902
5.55% 2/6/53	1,479,000	1,433,249
SK Hynix
144A 1.50% 1/19/26 #	265,000	234,874
144A 6.50% 1/17/33 #	365,000	368,749
TD SYNNEX
2.375% 8/9/28	800,000	656,172
2.65% 8/9/31	1,200,000	921,030

TSMC Global 144A 4.625% 7/22/32 #	535,000	531,989
		35,340,719
Transportation — 1.18%
Air Canada 144A 3.875% 8/15/26 #	300,000	278,326
American Airlines 144A 5.50% 4/20/26 #	891,676	884,177
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	1,080,892	968,678
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	483,444	447,686
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	906,480	804,921
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	167,457	$ 145,774
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	97,319	81,268
Azul Investments
144A 5.875% 10/26/24 #	430,000	363,625
144A 7.25% 6/15/26 #	400,000	318,235

British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	1,020,618	928,573
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	259,216	224,733
Delta Air Lines
144A 7.00% 5/1/25 #	5,349,000	5,466,917
7.375% 1/15/26	1,858,000	1,938,604
ERAC USA Finance
144A 2.70% 11/1/23 #	300,000	296,941
144A 4.90% 5/1/33 #	710,000	694,362
144A 5.40% 5/1/53 #	445,000	444,616

Grupo Aeromexico 144A 8.50% 3/17/27 #	2,470,000	2,212,304
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	626,241	553,756
Mileage Plus Holdings 144A 6.50% 6/20/27 #	4,000,000	4,013,587
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	515,000	482,286
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	961,704
144A 4.45% 1/29/26 #	2,100,000	2,012,409

Rumo Luxembourg 144A 5.25% 1/10/28 #	465,000	432,450

NQ- OPTFI [0623] 0823 (3054830)    21

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
United Airlines
144A 4.375% 4/15/26 #	2,005,000	$ 1,906,766
144A 4.625% 4/15/29 #	4,961,000	4,524,768

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	1,365,498	1,353,772
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	285,488	267,559
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	41,102	38,334
		33,047,131
Utilities — 3.01%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	425,000	378,545
AEP Texas 5.40% 6/1/33	2,805,000	2,792,353
AES Andes 144A 7.125% 3/26/79 #, μ	300,000	277,624
Alfa Desarrollo 144A 4.55% 9/27/51 #	497,535	365,541
Appalachian Power 4.50% 8/1/32	3,500,000	3,282,771
Atmos Energy 2.85% 2/15/52	975,000	659,734
Baltimore Gas and Electric 4.55% 6/1/52	1,395,000	1,243,007
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,840,405
Boston Gas 144A 3.757% 3/16/32 #	500,000	440,962
Calpine
144A 4.50% 2/15/28 #	453,000	410,554
144A 5.00% 2/1/31 #	1,535,000	1,271,522
144A 5.125% 3/15/28 #	454,000	405,777

Cikarang Listrindo 144A 4.95% 9/14/26 #	540,000	515,340
Colbun 144A 3.95% 10/11/27 #	345,000	327,037
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Consorcio Transmantaro 144A 5.20% 4/11/38 #	280,000	$ 260,236
Duke Energy 4.875% 9/16/24 μ, ψ	1,630,000	1,569,527
Duke Energy Carolinas 4.95% 1/15/33	4,950,000	4,915,845
Duke Energy Indiana 3.25% 10/1/49	1,265,000	907,962
Enel Finance America 144A 2.875% 7/12/41 #	2,085,000	1,373,895
ENN Energy Holdings 144A 2.625% 9/17/30 #	405,000	338,996
Entergy Arkansas 4.20% 4/1/49	870,000	730,794
Entergy Louisiana 4.95% 1/15/45	235,000	217,619
Entergy Texas 3.55% 9/30/49	700,000	519,617
Essential Utilities
2.704% 4/15/30	695,000	589,361
3.351% 4/15/50	675,000	470,295

Evergy Kansas Central 3.45% 4/15/50	1,185,000	866,165
Exelon 5.30% 3/15/33	645,000	643,292
FirstEnergy Transmission 144A 4.55% 4/1/49 #	5,000	4,178
Georgia Power 4.70% 5/15/32	3,200,000	3,096,060
Greenko Power II 144A 4.30% 12/13/28 #	435,925	379,980
Israel Electric 144A 3.75% 2/22/32 #	390,000	333,747
JSW Hydro Energy 144A 4.125% 5/18/31 #	277,200	234,123
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	2,239,326
Minejesa Capital 144A 5.625% 8/10/37 #	200,000	157,227
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	441,250
National Rural Utilities Cooperative Finance 5.80% 1/15/33	215,000	225,005
Nevada Power 5.90% 5/1/53	1,670,000	1,742,884

22    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

NextEra Energy Capital Holdings 3.00% 1/15/52	1,105,000	$ 728,238
Oglethorpe Power 3.75% 8/1/50	1,620,000	1,207,838
Oryx Funding 144A 5.80% 2/3/31 #	420,000	406,214
Pacific Gas & Electric
3.00% 6/15/28	800,000	690,314
3.30% 3/15/27	700,000	635,921
3.50% 6/15/25	400,000	378,877
3.50% 8/1/50	4,510,000	2,874,969
4.20% 3/1/29	3,200,000	2,878,724
4.40% 3/1/32	1,300,000	1,127,631
4.50% 7/1/40	1,100,000	856,595
Pacific Gas and Electric
2.10% 8/1/27	1,400,000	1,196,937
3.30% 8/1/40	7,168,000	4,838,769
4.95% 7/1/50	516,000	405,955

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	615,937
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	286,028
144A 5.25% 5/15/47 #	185,000	162,577

PG&E 5.25% 7/1/30	1,625,000	1,457,971
Public Service of Colorado 5.25% 4/1/53	780,000	750,132
Sempra Energy 4.875% 10/15/25 μ, ψ	575,000	536,227
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	220,000	188,454
Southern 5.70% 10/15/32	900,000	932,147
Southern California Edison
3.45% 2/1/52	3,037,000	2,177,581
3.65% 2/1/50	1,525,000	1,136,441
4.00% 4/1/47	880,000	700,010
4.875% 3/1/49	2,330,000	2,097,034
Southern California Gas
2.95% 4/15/27	2,600,000	2,427,176
5.20% 6/1/33	1,345,000	1,327,931
5.75% 6/1/53	580,000	586,882

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Southern Co. Gas Capital 5.15% 9/15/32	1,901,000	$ 1,890,115
System Energy Resources 2.14% 12/9/25	800,000	726,208
Virginia Electric and Power 5.00% 4/1/33	4,000,000	3,955,645
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,500,000	1,310,438
Vistra Operations 144A 5.125% 5/13/25 #	4,980,000	4,860,460
		83,820,932
Total Corporate Bonds (cost $917,557,738)		827,720,204

Municipal Bonds — 0.75%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	2,033,895
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,750,000	1,986,565
(Retire Health care Funding) Series B 6.899% 12/1/40	1,750,000	1,986,565
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	162,917	156,099
Series A-1 4.00% 7/1/35	355,609	331,438
Series A-1 4.00% 7/1/37	377,735	340,045
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	7,412,615	6,133,939
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,454,792

NQ- OPTFI [0623] 0823 (3054830)    23

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,707,000	$ 1,959,363
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,606,218
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	729,449
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	800,000	837,720
Pennsylvania Higher Education Assistance Agency Revenue
(Student Loans) Series 2006-2 A-3 5.385% (LIBOR03M + 0.13%) 10/25/36 •	203,253	202,083
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	225,122
Series A 2.351% 6/1/28	300,000	260,463
Series A 2.551% 6/1/29	300,000	256,296
Series A 2.951% 6/1/31	500,000	417,995
Total Municipal Bonds (cost $22,664,324)		20,918,047

Non-Agency Asset-Backed Securities — 1.76%
ABFC Trust Series 2006-HE1 A2D 5.37% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 •	247,579	141,934
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Argent Securities Trust
Series 2006-M1 A2C 5.45% (LIBOR01M + 0.30%, Floor 0.30%) 7/25/36 •	1,082,060	$ 278,734
Series 2006-W4 A2C 5.47% (LIBOR01M + 0.32%, Floor 0.32%) 5/25/36 •	567,219	136,773

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 6.155% (LIBOR01M + 1.01%, Floor 1.01%) 6/25/35 •	1,008,907	961,680
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 3.945% 10/25/36 •	97,565	44,170
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	174	168
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 6.65% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, •	3,600,000	3,495,041
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.71% 11/25/36 ~	164,550	161,070
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 5.55% (LIBOR01M + 0.40%, Floor 0.40%) 8/25/34 •	26,563	24,598
Series 2005-3 MV7 7.10% (LIBOR01M + 1.95%, Floor 1.95%) 8/25/35 •	4,200,000	3,839,733
Series 2006-1 AF6 4.473% 7/25/36 •	24,664	23,108
Series 2006-11 1AF6 6.15% 9/25/46 •	30,133	27,033
Series 2006-17 2A2 5.45% (LIBOR01M + 0.30%, Floor 0.30%) 3/25/47 •	565,652	550,642

24    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust
Series 2006-26 2A4 5.37% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 •	954,587	$ 911,625
Series 2007-6 2A4 5.46% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 •	932,938	765,389

DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,401,954
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,034,707
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,252,000	6,147,644
EquiFirst Mortgage Loan Trust Series 2004-2 M7 8.15% (LIBOR01M + 3.00%, Floor 3.00%) 10/25/34 •	662,361	617,148
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 5.47% (LIBOR01M + 0.32%, Floor 0.32%) 4/25/36 •	585,899	557,812
Fremont Home Loan Trust Series 2004-B M1 6.02% (LIBOR01M + 0.87%, Floor 0.87%) 5/25/34 •	1,892,341	1,740,968
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 5.45% (LIBOR01M + 0.30%, Floor 0.30%) 8/25/36 •	1,642,974	705,547
GSAMP Trust
Series 2006-FM3 A2D 5.38% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 •	759,484	361,455
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GSAMP Trust
Series 2007-SEA1 A 144A 5.45% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, •	417,908	$ 393,667

Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	476,250	443,824
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 5.39% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 •	1,052,577	679,224
HSI Asset Securitization Trust Series 2006-HE1 2A1 5.25% (LIBOR01M + 0.10%, Floor 0.10%) 10/25/36 •	21,363	8,431
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	490,491	467,055
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 5.39% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 •	163,267	159,587
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 5.75% (LIBOR01M + 0.60%, Floor 0.60%) 2/25/36 •	2,367,700	1,933,780
Series 2006-7 1A 5.46% (LIBOR01M + 0.31%, Floor 0.31%) 8/25/36 •	2,239,783	1,192,856
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 5.30% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 •	3,575,300	1,939,361

NQ- OPTFI [0623] 0823 (3054830)    25

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust
Series 2007-HE5 A2D 5.49% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 •	2,677,653	$ 1,161,043

New Century Home Equity Loan Trust Series 2005-1 M2 5.87% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.72%) 3/25/35 •	233,599	223,856
Option One Mortgage Loan Trust
Series 2005-1 M1 5.93% (LIBOR01M + 0.78%, Floor 0.78%) 2/25/35 •	982,350	921,227
Series 2007-4 2A4 5.46% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 •	4,677,589	2,603,188

PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	1,724,078
RAAC Trust Series 2005-SP2 2A 5.75% (LIBOR01M + 0.60%, Cap 14.00%, Floor 0.60%) 6/25/44 •	172,934	142,572
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	83,938	79,342
Soundview Home Loan Trust Series 2006-OPT1 2A4 5.69% (LIBOR01M + 0.54%, Floor 0.54%) 3/25/36 •	98,495	96,574
Structured Asset Investment Loan Trust Series 2003-BC2 M1 6.53% (LIBOR01M + 1.38%, Floor 1.38%) 4/25/33 •	15,778	15,405
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 5.42% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	924,791	$ 846,883
Series 2006-BC2 A1 5.305% (LIBOR01M + 0.16%, Floor 0.16%) 9/25/36 •	2,961,383	1,839,531
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	66,890	65,899
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	7,339	7,255
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	528,951
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	128,432	122,938
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	5,101,065	4,685,877
Total Non-Agency Asset-Backed Securities (cost $57,501,830)		49,211,337

Non-Agency Collateralized Mortgage Obligations — 1.29%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	806,362	413,304
ARM Trust
Series 2005-10 3A31 3.285% 1/25/36 •	34,157	30,930
Series 2006-2 1A4 4.189% 5/25/36 •	319,485	279,182
Banc of America Funding Trust
Series 2005-E 7A1 5.406% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	64,474	52,687
Series 2006-I 1A1 4.215% 12/20/36 •	72,744	70,471

Banc of America Mortgage Trust Series 2003-D 2A1 5.348% 5/25/33 •	24,636	23,081

26    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Bear Stearns ARM Trust Series 2003-5 2A1 4.108% 8/25/33 •	13,792	$ 12,875
Chase Mortgage Finance Trust Series 2005-A1 3A1 3.938% 12/25/35 •	38,755	32,993
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	662,394	314,240
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 7.55% (LIBOR01M + 2.40%) 4/25/31 #, •	37,342	37,458
Series 2019-R01 2M2 144A 7.60% (LIBOR01M + 2.45%) 7/25/31 #, •	32,747	32,878
Series 2019-R02 1M2 144A 7.45% (LIBOR01M + 2.30%) 8/25/31 #, •	28,643	28,643
Series 2019-R07 1M2 144A 7.25% (LIBOR01M + 2.10%) 10/25/39 #, •	108,911	109,081
Series 2020-R01 1M2 144A 7.20% (LIBOR01M + 2.05%) 1/25/40 #, •	646,394	648,818
Series 2022-R01 1M2 144A 6.967% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,461,570
Series 2022-R02 2M2 144A 8.067% (SOFR + 3.00%) 1/25/42 #, •	900,000	891,865
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	482,554	348,199
Series 2007-1 5A14 6.00% 2/25/37	141,283	83,560
Series 2007-3 4A12 1.60% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ, •	73,033	9,067
Series 2007-3 4A15 5.50% 4/25/37	32,429	26,557
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust
Series 2007-3 4A6 5.40% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 •	73,033	$ 57,221

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	788,921	672,647
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	15,072	12,846
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	2,080,410	1,779,660
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,183,504	1,758,147

GSR Mortgage Loan Trust Series 2007-AR1 2A1 3.575% 3/25/47 •	357,081	231,132
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 5.51% (LIBOR01M + 0.36%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,877,807	1,552,380
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 4.051% 10/25/36 •	157,789	126,998
Series 2006-A7 2A2 3.881% 1/25/37 •	30,239	24,350
Series 2007-A1 6A1 4.366% 7/25/35 •	34,089	32,231
Series 2014-2 B1 144A 3.414% 6/25/29 #, •	21,186	18,482
Series 2014-2 B2 144A 3.414% 6/25/29 #, •	21,186	18,323
Series 2015-4 B1 144A 3.547% 6/25/45 #, •	444,801	392,573
Series 2015-4 B2 144A 3.547% 6/25/45 #, •	190,108	167,456

NQ- OPTFI [0623] 0823 (3054830)    27

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A 3.816% 10/25/46 #, •		173,394	$ 156,027
Series 2016-4 B2 144A 3.816% 10/25/46 #, •		316,865	283,422
Series 2017-1 B3 144A 3.45% 1/25/47 #, •		807,969	668,653
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		50,125	44,208
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		141,296	121,718
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		441,430	370,646
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		695,875	559,445
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		1,466,696	1,180,976
Series 2021-13 B1 144A 3.142% 4/25/52 #, •		1,919,660	1,504,581
JPMorgan Trust
Series 2015-5 B2 144A 6.347% 5/25/45 #, •		262,264	250,514
Series 2015-6 B1 144A 3.521% 10/25/45 #, •		174,545	159,472
Series 2015-6 B2 144A 3.521% 10/25/45 #, •		169,827	154,735

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,141,854	345,948
Ludgate Funding
Series 2006-1X A2A 5.068% (BP0003M + 0.19%) 12/1/60 •	GBP	922,307	1,118,945
Series 2008-W1X A1 5.03% (BP0003M + 0.60%) 1/1/61 •	GBP	404,487	489,479

Mansard Mortgages Series 2007-1X A2 4.765% (SONIA + 0.299%) 4/15/47 •	GBP	425,076	519,654
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34	1,056	$ 1,063
Series 2004-5 6A1 7.00% 6/25/34	15,729	15,595

MASTR ARM Trust Series 2004-4 4A1 3.883% 5/25/34 •	31,903	29,749
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 4.059% 2/25/34 •	1,699	1,561
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	722,225	582,904
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	644,328	519,615
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	731,357	588,885
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	115,726	108,017
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	2,800,708	2,581,634
RALI Series Trust
Series 2007-QA5 2A1 6.02% 9/25/37 •	1,927,966	1,403,285
Series 2007-QH8 A 4.646% 10/25/37 •	1,057,594	933,813
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	705,401	567,985
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	1,494,728	1,199,810

28    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 5.49% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		425,235	$ 388,447
RFMSI Trust Series 2004-S9 2A1 4.75% 12/25/19		28	28
Sequoia Mortgage Trust
Series 2004-5 A3 6.226% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •		74,763	68,129
Series 2007-1 4A1 3.483% 9/20/46 •		210,059	144,096
Series 2015-1 B2 144A 3.92% 1/25/45 #, •		113,921	106,680
Series 2017-5 B2 144A 3.779% 8/25/47 #, •		2,754,199	2,491,239
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		561,641	454,898

Structured ARM Loan Trust Series 2006-1 7A4 3.392% 2/25/36 •		41,227	37,281
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 5.646% (LIBOR01M + 0.50%, Cap 11.00%, Floor 0.50%) 7/19/35 •		103,078	98,413
Trinity Square Series 2021-1A A 144A 5.316% (SONIA + 0.85%) 7/15/59 #, •	GBP	2,676,322	3,397,097
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 3.875% 12/25/35 ♦, •		162,357	147,602
Series 2007-HY1 3A3 3.704% 2/25/37 ♦, •		108,805	90,662
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass Through Certificates Trust
Series 2007-HY7 4A1 4.081% 7/25/37 ♦, •	219,929	$ 204,500
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 4.89% 8/25/36 •	101,661	94,728
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	132,596	112,155
Total Non-Agency Collateralized Mortgage Obligations (cost $43,608,109)		36,050,199

Non-Agency Commercial Mortgage-Backed Securities — 4.45%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	527,242
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,025,793
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	6,890,056
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,791,319
Series 2022-BNK39 A4 2.928% 2/15/55	9,802,000	8,183,333
Series 2022-BNK39 B 3.348% 2/15/55 •	1,353,000	1,006,042
Series 2022-BNK39 C 3.379% 2/15/55 •	797,000	529,459
Series 2022-BNK40 B 3.507% 3/15/64 •	1,800,000	1,373,125
Series 2022-BNK41 A4 3.916% 4/15/65 •	2,000,000	1,794,346
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	2,786,023
Series 2020-B20 A5 2.034% 10/15/53	13,250,000	10,273,168
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,023,631
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,162,082
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,412,277
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	4,815,108

NQ- OPTFI [0623] 0823 (3054830)    29

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	$ 1,355,812
Series 2022-B32 C 3.572% 1/15/55 •	2,200,000	1,509,446
Series 2022-B33 B 3.735% 3/15/55 •	900,000	715,172
Series 2022-B33 C 3.735% 3/15/55 •	900,000	643,707

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	518,915
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,116,242
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,341,527
Series 2019-CF3 A4 3.006% 1/15/53	800,000	684,870
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	357,979
Series 2019-CD8 A4 2.912% 8/15/57	11,575,000	9,832,461

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	2,914,785
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	754,774
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,334,555
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,211,716
Series 2017-C4 A4 3.471% 10/12/50	635,000	583,015
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,105,680
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	561,478
Series 2015-CR23 A4 3.497% 5/10/48	780,000	739,493
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	$ 2,200,950

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	835,800
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,162,397
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,768,429
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,120,410
Series 2019-GC42 A4 3.001% 9/10/52	5,000,000	4,307,604
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,021,163

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	7,784,753	7,332,254
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,511,591
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	962,977
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,173,789
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	309,738
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,110,913
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	906,765
Series 2015-C27 ASB 3.557% 12/15/47	942,853	913,735
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,346,634

30    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	$ 861,489
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,532,077

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	119,840	109,355
VMC Finance Series 2021-FL4 A 144A 6.257% (LIBOR01M + 1.10%, Floor 1.10%) 6/16/36 #, •	1,062,820	1,031,845
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	262,807
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	480,346
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,103,520
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	1,823,389
Total Non-Agency Commercial Mortgage-Backed Securities (cost $146,025,014)		124,064,608

Loan Agreements — 1.71%
Amentum Government Services Holdings Tranche 3 9.147% (SOFR01M + 4.00%) 2/15/29 •	3,435,300	3,366,594
Applied Systems 9.742% (SOFR03M + 4.50%) 9/18/26 •	824,226	826,286
Applied Systems 2nd Lien 11.992% (SOFR03M + 6.75%) 9/17/27 •	2,041,869	2,046,974
Bausch & Lomb 8.592% (SOFR03M + 3.35%) 5/10/27 •	506,243	492,638
Berry Global Tranche Z 6.972% (LIBOR01M + 1.75%) 7/1/26 •	590,960	590,762
	Principal amount°	Value (US $)

Loan Agreements (continued)
Calpine
7.20% (LIBOR01M + 2.00%) 4/5/26 •	240,000	$ 240,041
7.70% (LIBOR01M + 2.50%) 12/16/27 •	252,354	252,483
Castlelake Aviation One Designated Activity Company
8.302% (LIBOR03M + 2.75%) 10/22/26 •	680,856	678,539
8.004% (SOFR03M + 2.75%) 10/22/27 •	950,225	947,510

Charter Communications Operating Tranche B2 6.795% (SOFR03M + 1.75%) 2/1/27 •	472,578	470,313
Connect US Finco 8.70% (LIBOR01M + 3.50%) 12/11/26 •	627,908	628,823
Core & Main Tranche B-1 7.684% - 7.691% (SOFR01M + 2.60%) 7/27/28 •	527,521	526,202
Delta Air Lines 8.798% (SOFR03M + 3.75%) 10/20/27 •	450,000	467,888
Entegris Tranche B 7.852% - 7.992% (SOFR01M + 2.75%) 7/6/29 •	1,150,433	1,152,282
Epicor Software 2nd Lien 12.952% (SOFR01M + 7.85%) 7/31/28 •	735,000	738,216
Epicor Software Tranche C 8.467% (SOFR01M + 3.36%) 7/30/27 •	779,950	771,446
Frontier Communications Tranche B 9.00% (LIBOR01M + 3.75%) 5/1/28 •	1,710,625	1,667,859
Hamilton Projects Acquiror 9.717% (SOFR01M + 4.61%) 6/17/27 •	783,538	775,311
Hexion Holdings 1st Lien 9.779% (SOFR03M + 4.65%) 3/15/29 •	2,291,850	2,169,481

NQ- OPTFI [0623] 0823 (3054830)    31

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Hilton Worldwide Finance Tranche B-2 6.939% (SOFR01M + 1.75%) 6/22/26 •	1,088,891	$ 1,089,076
Informatica 8.00% (LIBOR01M + 2.75%) 10/27/28 •	627,062	627,324
IRB Holding Tranche B 8.202% (SOFR01M + 3.10%) 12/15/27 •	3,524,584	3,506,228
LSF9 Atlantis Holdings Tranche B 12.492% (SOFR03M + 7.25%) 3/31/29 •	1,403,125	1,390,263
Mileage Plus Holdings 10.764% (LIBOR03M + 5.25%) 6/21/27 •	800,000	832,550
MPH Acquisition Holdings 9.726% (LIBOR03M + 4.25%) 9/1/28 •	1,768,500	1,581,039
Olympus Water Us Holding TBD 11/9/28 X	1,000,000	968,750
Organon & Co. 8.25% (LIBOR01M + 3.00%) 6/2/28 •	1,694,659	1,695,541
Peraton Tranche B 1st Lien 8.952% (SOFR01M + 3.85%) 2/1/28 •	1,012,391	996,663
PG&E Tranche B 8.217% (SOFR01M + 3.11%) 6/23/25 •	1,417,991	1,418,877
Prestige Brands Tranche B5 7.193% (LIBOR01M + 2.00%) 7/3/28 •	6,583	6,597
RealPage 1st Lien 8.217% (SOFR01M + 3.11%) 4/24/28 •	982,500	961,798
Ryan Specialty Group Tranche B-1 8.202% (SOFR01M + 3.10%) 9/1/27 •	578,637	578,999
Scientific Games International Tranche B 8.248% (SOFR01M + 3.10%) 4/13/29 •	1,883,832	1,883,999
Sinclair Television Group Tranche B-4 8.952% (SOFR01M + 3.85%) 4/21/29 •	2,153,250	1,631,087
		Principal amount°	Value (US $)

Loan Agreements (continued)

Standard Industries 7.692% (SOFR01M + 2.50%) 9/22/28 •		2,441,181	$ 2,443,386
UKG 1st Lien 8.271% (SOFR03M + 3.35%) 5/4/26 •		1,628,548	1,600,429
United Airlines Tranche B 9.292% (LIBOR03M + 3.75%) 4/21/28 •		233,988	234,222
Vantage Specialty Chemicals 1st Lien 9.897% (SOFR01M + 4.75%) 10/26/26 •		2,197,516	2,142,578
Viasat 9.602% (SOFR01M + 4.50%) 3/2/29 •		2,762,100	2,682,690
Virgin Media Bristol 8.311% (SOFR03M + 3.35%) 3/31/31 •		215,000	213,723
Vistra Operations 6.896% - 6.943% (LIBOR01M + 1.75%) 12/31/25 •		505,726	505,059
Total Loan Agreements (cost $48,456,322)			47,800,526

Sovereign Bonds — 2.59%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	151,404
			151,404
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28		200,000	177,954
144A 8.75% 4/14/32 #		200,000	168,815
			346,769
Argentina — 0.01%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~		300,000	100,370
1.00% 7/9/29		31,833	10,384
1.50% 7/9/35 ~		674,580	202,918
			313,672

32    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	200,000	$ 157,280
		157,280
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	300,000	307,361
		307,361
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #	400,000	391,000
5.00% 7/15/32	255,000	249,262
		640,262
Brazil — 0.01%
Brazilian Government International Bonds
4.75% 1/14/50	233,000	172,118
6.00% 10/20/33	200,000	198,081
		370,199
Chile — 0.01%
Chile Government International Bonds
3.10% 5/7/41	323,000	243,213
3.50% 1/25/50	200,000	150,736
		393,949
Colombia — 0.01%
Colombia Government International Bonds
5.00% 6/15/45	200,000	139,734
5.20% 5/15/49	200,000	137,900
		277,634
Dominican Republic — 0.02%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	500,000	426,822
144A 5.50% 2/22/29 #	200,000	187,635
		614,457
Ecuador — 0.01%
Ecuador Government International Bonds
144A 1.50% 7/31/40 #, ~	278,501	87,031
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 2.50% 7/31/35 #, ~	328,384	$ 114,780
144A 5.50% 7/31/30 #, ~	125,307	60,878
144A 6.61% 7/31/30 #, ^	35,470	10,389
		273,078
Egypt — 0.01%
Egypt Government International Bond 144A 8.70% 3/1/49 #	359,000	194,545
		194,545
El Salvador — 0.01%
El Salvador Government International Bond 6.375% 1/18/27	200,000	140,493
		140,493
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	200,000	159,572
		159,572
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #	200,000	180,057
		180,057
Ghana — 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #, •	230,000	99,026
		99,026
Guatemala — 0.01%
Guatemala Government Bond 144A 4.875% 2/13/28 #	400,000	381,461
		381,461
Honduras — 0.01%
Honduras Government International Bond 6.25% 1/19/27	200,000	182,569
		182,569

NQ- OPTFI [0623] 0823 (3054830)    33

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Hong Kong — 0.01%
Airport Authority 144A 2.50% 1/12/32 #		430,000	$ 366,993
			366,993
Ivory Coast — 0.01%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	175,745
			175,745
Japan — 1.98%
Japan Treasury Discount Bills
6.163% 8/28/23 ≠	JPY	977,000,000	6,772,568
11.91% 7/31/23 ≠	JPY	7,000,000,000	48,518,050
			55,290,618
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	194,016
			194,016
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	219,047
			219,047
Kenya — 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		200,000	169,463
			169,463
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		582,000	39,063
			39,063
Mexico — 0.01%
Mexico Government International Bond 6.338% 5/4/53		200,000	204,232
			204,232
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Morocco — 0.01%
Morocco Government International Bond 144A 2.375% 12/15/27 #	300,000	$ 262,577
		262,577
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33	320,000	252,771
144A 7.875% 2/16/32 #	337,000	283,470
		536,241
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #	343,000	330,399
		330,399
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #	200,000	92,500
		92,500
Panama — 0.01%
Panama Bonos del Tesoro 3.362% 6/30/31	200,000	172,150
		172,150
Paraguay — 0.01%
Paraguay Government International Bond 144A 5.40% 3/30/50 #	403,000	345,279
		345,279
Peru — 0.01%
Peruvian Government International Bonds
2.844% 6/20/30	312,000	273,817
5.625% 11/18/50	35,000	36,222
		310,039
Poland — 0.01%
Bank Gospodarstwa Krajowego Bond 144A 5.375% 5/22/33 #	370,000	368,511
		368,511

34    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		200,000	$ 182,360
			182,360
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	153,453
			153,453
Romania — 0.06%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,501,630
144A 2.625% 12/2/40 #	EUR	123,000	81,966
144A 3.375% 1/28/50 #	EUR	109,000	74,761
			1,658,357
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46		470,000	412,871
			412,871
Senegal — 0.01%
Senegal Government International Bond 144A 5.375% 6/8/37 #	EUR	200,000	146,384
			146,384
Serbia — 0.01%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	169,300
144A 3.125% 5/15/27 #	EUR	100,000	98,230
			267,530
South Africa — 0.12%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	2,821,113
5.65% 9/27/47		200,000	141,967
5.75% 9/30/49		242,000	171,905
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Africa (continued)
Republic of South Africa Government International Bonds
5.875% 6/22/30		268,000	$ 245,153
			3,380,138
Sri Lanka — 0.00%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #, •		253,000	116,483
			116,483
Turkey — 0.03%
Turkey Government International Bonds
7.625% 4/26/29		300,000	283,905
9.125% 7/13/30		200,000	198,746

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	317,052
			799,703
Ukraine — 0.01%
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #, •		575,000	125,925
Ukraine Government International Bond 144A 7.75% 9/1/28 #, •		804,000	194,765
			320,690
Uzbekistan — 0.01%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	161,250
144A 5.375% 2/20/29 #		248,000	227,503
			388,753
Total Sovereign Bonds (cost $80,835,178)			72,087,383

Supranational Bank — 0.01%
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	159,326
Total Supranational Bank (cost $240,998)			159,326

NQ- OPTFI [0623] 0823 (3054830)    35

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 13.92%
US Treasury Bonds
1.375% 11/15/40	100,000	$ 66,984
1.625% 11/15/50	13,500,000	8,391,357
1.75% 8/15/41 ∞	1,800,000	1,265,906
1.875% 2/15/41	52,800,000	38,385,188
1.875% 2/15/51	2,700,000	1,789,172
1.875% 11/15/51	5,100,000	3,368,789
2.00% 2/15/50	16,000,000	10,977,187
2.00% 8/15/51	5,000	3,410
2.25% 8/15/46 ∞	14,955,000	10,934,383
2.25% 8/15/49	850,000	618,109
2.25% 2/15/52	2,600,000	1,880,023
2.50% 2/15/45	37,100,000	28,743,080
2.75% 8/15/42	900,000	742,061
2.75% 11/15/42	1,400,000	1,152,430
2.875% 5/15/43	2,200,000	1,841,555
2.875% 8/15/45	16,700,000	13,791,199
3.00% 5/15/47	900,000	758,514
3.00% 8/15/48	3,770,000	3,183,073
3.00% 2/15/49	700,000	592,443
3.125% 5/15/48	1,490,000	1,286,318
3.625% 2/15/53	23,265,000	22,334,400
3.625% 5/15/53	31,140,000	29,933,325
3.875% 2/15/43	24,430,000	23,826,884
US Treasury Floating Rate Notes
4.931% (USBMMY3M + 0.20%) 1/31/25 •	5,925,000	5,935,582
5.389% (USBMMY3M + 0.14%) 10/31/24 •	21,815,000	21,835,351
5.418% (USBMMY3M + 0.17%) 4/30/25 •	2,280,000	2,281,873

US Treasury Inflation Indexed Notes 0.625% 7/15/32	13,991,074	12,867,153
US Treasury Notes
0.50% 10/31/27	13,200,000	11,269,500
1.875% 8/31/24 ∞	2,170,000	2,085,489
2.00% 6/30/24 ∞	7,700,000	7,446,498
2.125% 3/31/24 ∞	2,010,000	1,962,019
2.125% 11/30/24 ∞	11,130,000	10,661,541
2.25% 11/15/24	11,030,000	10,594,616
2.375% 2/29/24 ∞	4,000,000	3,921,220
2.375% 8/15/24 ∞	1,820,000	1,761,597
2.50% 1/31/24 ∞	2,790,000	2,743,759
2.625% 3/31/25	12,700,000	12,192,744
2.875% 11/30/23 ∞	2,500,000	2,474,561
3.375% 5/15/33	10,160,000	9,799,638
3.50% 1/31/30	20,815,000	20,202,745
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.50% 4/30/30	12,010,000	$ 11,662,837
3.625% 5/31/30	1,545,000	1,523,636
4.00% 6/30/28	16,560,000	16,470,732
4.125% 11/15/32	6,220,000	6,357,035
4.375% 10/31/24	2,645,000	2,613,539
4.625% 6/30/25	910,000	905,894

US Treasury STRIP Principal 2.774% 5/15/44 ^	5,940,000	2,564,168
Total US Treasury Obligations (cost $406,588,575)		387,999,517
	Number of shares
Common Stock — 0.03%
Industrials — 0.03%
Grupo Aeromexico =, †	50,210	733,335
Total Common Stock (cost $820,682)		733,335
	Notional amount*
Options Purchased — 0.18%
Put Swaptions — 0.18%
30 yr IRS pay a fixed rate 2.06% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BAML)	15,500,000	3,940,247
30 yr IRS pay a fixed rate 2.102% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	4,800,000	1,198,233
Total Options Purchased (premium paid $1,145,185)		5,138,480

36    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 41.22%
Money Market Mutual Funds — 1.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	12,003,122	$ 12,003,122
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	12,003,122	12,003,122
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	12,003,122	12,003,122
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	12,003,122	12,003,122
		48,012,488
Principal amount°
Repurchase Agreements — 39.50%
US Treasury repurchase agreement with Nomura Securities International 5.04%, dated 6/29/23, to be repurchased 7/3/23, repurchase price $552,231,840 (collateralized by US government obligations; 1.25% - 3.75%; market value $557,622,317)	552,000,000	552,000,000
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with Nomura Securities International 5.05%, dated 6/30/23, to be repurchased 7/5/23, repurchase price $549,454,109 (collateralized by US government obligations; 2.25% - 3.75%; market value $560,033,882)	549,300,000	$ 549,300,000
		1,101,300,000
Total Short-Term Investments (cost $1,149,312,488)		1,149,312,488
Total Value of Securities Before Options Written—136.63% (cost $4,001,753,292)		3,809,771,034
	Notional amount*
Options Written — (0.35%)
Call Swaptions — (0.00%)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	(238)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	(293)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(254)
NQ- OPTFI [0623] 0823 (3054830)    37

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	$ (266)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	(233)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(295)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(315)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(330)
7 yr IRS pay a fixed rate 3.35% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/27/23 (GS)	(2,800,000)	(1)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.25% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/20/23 (JPMCB)	(2,900,000)	$ (0)
10 yr IRS pay a fixed rate 3.26% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/26/23 (GS)	(2,200,000)	(1)
10 yr IRS pay a fixed rate 3.27% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/24/23 (MS)	(700,000)	(0)
10 yr IRS pay a fixed rate 3.33% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/1/23 (DB)	(2,500,000)	(3)
10 yr IRS pay a fixed rate 3.38% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/31/23 (BAML)	(4,200,000)	(5)
		(2,234)
Put Swaptions — (0.35%)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	(39,555)

38    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	$ (64,811)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(56,169)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	(37,616)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	(34,875)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(32,909)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(32,122)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	$ (31,571)
5 yr IRS pay a fixed rate 1.96% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	(24,000,000)	(2,271,896)
5 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BAML)	(77,500,000)	(7,012,608)
7 yr IRS pay a fixed rate 3.85% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/27/23 (GS)	(2,800,000)	(40,218)
10 yr IRS pay a fixed rate 3.65% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/20/23 (JPMCB)	(2,900,000)	(47,512)
10 yr IRS pay a fixed rate 3.66% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/26/23 (GS)	(2,200,000)	(35,791)

NQ- OPTFI [0623] 0823 (3054830)    39

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.67% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/24/23 (MS)	(700,000)	$ (11,319)
10 yr IRS pay a fixed rate 3.73% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/1/23 (DB)	(2,500,000)	(38,819)
10 yr IRS pay a fixed rate 3.78% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/31/23 (BAML)	(4,200,000)	(63,017)
		(9,850,808)
Total Options Written (premium received $1,461,140)		(9,853,042)

Liabilities Net of Receivables and Other Assets—(36.28%)★		(1,011,647,520)
Net Assets Applicable to 341,066,882 Shares Outstanding—100.00%		$2,788,270,472
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
∞	Fully or partially pledged as collateral for futures and swap contracts.
≠	The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
X	This loan will settle after June 30, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2023.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $466,734,885, which represents 16.74% of the Fund's net assets.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $15,924,000 cash collateral held at brokers for certain open derivatives and $5,461,142 cash collateral due to brokers for certain open derivatives.

40    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	4,524,012	USD	(2,934,767)	7/5/23	$79,314	$—
BAML	EUR	(200,000)	USD	218,567	7/5/23	275	—
BAML	GBP	(909,000)	USD	1,127,650	7/5/23	—	(26,813)
BAML	JPY	241,300,000	USD	(1,732,377)	7/5/23	—	(58,872)
BAML	JPY	(635,898,000)	USD	4,611,850	8/28/23	163,437	—
BAML	KRW	(25,611,799)	USD	20,215	9/20/23	689	—
BAML	ZAR	(20,660,551)	USD	1,072,754	8/15/23	—	(19,672)
BAML	ZAR	(10,193,869)	USD	545,914	9/12/23	8,423	—
BNP	AUD	3,905,614	USD	(2,588,993)	8/2/23	15,460	—
BNP	EUR	(479,000)	USD	514,929	7/5/23	—	(7,880)
BNP	EUR	(90,895,000)	USD	99,733,539	8/2/23	374,179	—
BNP	GBP	(11,539,000)	USD	14,272,428	7/5/23	—	(382,523)
BNP	JPY	427,700,039	USD	(3,077,020)	7/5/23	—	(110,762)
BNP	JPY	1,281,563,784	USD	(8,904,381)	8/2/23	25,536	—
BNP	PLN	(20,981,743)	USD	4,872,236	7/21/23	—	(282,078)
BNP	ZAR	20,505,407	USD	(1,101,861)	8/15/23	—	(17,638)
CITI	AUD	618,398	USD	(409,676)	8/2/23	2,702	—
CITI	BRL	41,554,483	USD	(8,644,757)	8/2/23	—	(21,008)
CITI	CAD	(892)	USD	655	7/5/23	—	(19)
CITI	CAD	(1,458,700)	USD	1,101,507	8/2/23	—	(201)
CITI	INR	11,449,769	USD	(139,340)	9/20/23	—	(216)
CITI	JPY	(7,000,000,000)	USD	53,027,692	7/31/23	4,266,540	—
CITI	JPY	(341,102,000)	USD	2,474,928	8/28/23	88,755	—
CITI	KRW	(100,632,098)	USD	78,261	9/20/23	1,540	—
CITI	ZAR	10,804,000	USD	(611,521)	9/12/23	—	(41,859)
JPMCB	EUR	679,000	USD	(741,471)	7/5/23	—	(371)
JPMCB	EUR	(1,001,000)	USD	1,104,095	7/14/23	11,016	—
JPMCB	EUR	(5,652,285)	USD	6,215,553	8/25/23	30,085	—
JPMCB	GBP	12,448,000	USD	(15,739,251)	7/5/23	70,162	—
JPMCB	GBP	(12,448,000)	USD	15,742,587	8/2/23	—	(70,163)
JPMCB	INR	13,627,980	USD	(165,358)	9/20/23	233	—
JPMCB	JPY	(666,106,114)	USD	4,657,759	7/5/23	38,067	—
JPMCB	JPY	663,275,594	USD	(4,657,759)	8/2/23	—	(36,065)
JPMCB	MXN	(867,000)	USD	50,351	7/14/23	—	(156)
Total Foreign Currency Exchange Contracts						$5,176,413	$(1,076,296)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(177)	Euro-Bobl	$(22,348,507)	$(22,671,023)	9/7/23	$322,516	$—	$3,195
(135)	Euro-Bund	(19,701,507)	(19,893,471)	9/7/23	191,964	—	(13,917)
(49)	Euro-Schatz	(5,606,204)	(5,653,118)	9/7/23	46,914	—	2,049
(28)	Long 10 yr Gilt	(3,388,868)	(3,419,954)	9/27/23	31,086	—	12,219
(69)	US Treasury 2 yr Notes	(14,030,719)	(14,230,017)	9/29/23	199,298	—	(22,875)
732	US Treasury 2 yr Notes	148,847,625	150,407,396	9/29/23	—	(1,559,771)	2,156
NQ- OPTFI [0623] 0823 (3054830)    41

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2,943	US Treasury 5 yr Notes	$315,176,906	$320,001,499	9/29/23	$—	$(4,824,593)	$(22,661)
(264)	US Treasury 10 yr Notes	(29,638,126)	(30,191,579)	9/20/23	553,453	—	(76,361)
193	US Treasury 10 yr Notes	21,667,267	21,970,848	9/20/23	—	(303,581)	74,253
(103)	US Treasury 10 yr Ultra Notes	(12,199,062)	(12,343,730)	9/20/23	144,668	—	(27,015)
(2)	US Treasury Long Bonds	(253,813)	(253,667)	9/20/23	—	(146)	(1,500)
513	US Treasury Long Bonds	65,102,906	64,838,788	9/20/23	264,118	—	384,750
121	US Treasury Ultra Bonds	16,482,469	16,428,946	9/20/23	53,523	—	115,000
Total Futures Contracts			$464,990,918		$1,807,540	$(6,688,091)	$429,293
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	$7,666	$10,025	$—	$(2,359)	$(36,699)
Boeing 2.60% 10/20/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	33,575	(15,971)	49,546	—	(84,070)
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	6,169	(3,077)	9,246	—	(19,877)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	(18,511)	(64,008)	45,497	—	40,406
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	26,515	31,843	—	(5,328)	38,280
CDX.ITRX.EUR.39[4] 6/20/28-Quarterly	EUR 100,000	1.000%	1,286	218	1,068	—	7,559
CDX.NA.IG.35[5] 12/20/25-Quarterly	400,000	1.000%	5,715	5,223	492	—	(415,709)
CDX.NA.IG.36[5] 6/20/26-Quarterly	1,900,000	1.000%	28,398	28,051	347	—	(437,145)
42    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:Protection Sold/Moody's Ratings (continued):
CDX.NA.IG.37[5] 12/20/26-Quarterly	300,000	1.000%	$4,564	$4,616	$—	$(52)	$41,872
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	13,489	9,026	4,463	—	(15,056)
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	7,024	3,448	3,576	—	(10,503)
General Motors 5.70% 10/9/22 Baa1 12/20/26-Quarterly	240,000	5.000%	27,954	31,442	—	(3,488)	(49,105)
General Motors 5.70% 10/9/22 Baa1 6/20/28-Quarterly	275,000	5.000%	38,693	31,877	6,816	—	(83,132)
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	18,590	597	17,993	—	(54,231)
			201,127	73,310	139,044	(11,227)	(1,077,410)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 1/28/33 Baa2 6/20/28-Quarterly	1,275,000	1.000%	1,682	5,326	—	(3,644)	—
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(27,824)	9,282	—	(37,106)	—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,570,000	1.000%	(10,451)	48,319	—	(58,770)	—
Protection Sold/Moody's Ratings:
DB CMBX.NA.AAA[6] 10/17/57-Monthly	14,200,000	0.500%	(4,055)	(789,403)	785,348	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	154,027	181,698	—	(27,671)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	154,027	180,270	—	(26,243)	—
NQ- OPTFI [0623] 0823 (3054830)    43

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:Protection Sold/Moody's Ratings (continued):
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	$746	$(3,187)	$3,933	$—	$—
			268,152	(367,695)	789,281	(153,434)	—
Total CDS Contracts			$469,279	$(294,385)	$928,325	$(164,661)	$(1,077,410)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[8] 8/4/23- (Quarterly/Quarterly)	156,100,000	0.00%/ 5.545%	$(799,315)	$—	$—	$(799,315)	$2,905,144
1 yr IRS[9] 8/4/23- (Quarterly/Quarterly)	156,100,000	5.09%/ 0.00%	773,079	—	773,079	—	(2,452,760)
1 yr IRS[8] 8/18/23- (At Maturity/ Quarterly)	42,100,000	(0.64)%/ 5.545%	(267,274)	3,611	—	(270,885)	382,808
1 yr IRS[8] 10/1/23- (At Maturity/ Quarterly)	8,600,000	(1.80)%/ 5.545%	(83,807)	455	—	(84,262)	127,401
1 yr IRS[9] 11/4/23- (At Maturity/ Quarterly)	156,100,000	(1.27)%/ 5.09%	(2,234,175)	—	—	(2,234,175)	5,244,488
1 yr IRS[10] 4/28/24- (Annually/Quarterly)	EUR 4,200,000	(2.25)%/ 3.577%	(62,332)	—	—	(62,332)	116,934
1 yr IRS[10] 5/3/24- (At Maturity/ Quarterly)	EUR 4,300,000	(2.25)%/ 3.577%	(64,651)	—	—	(64,651)	137,668
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 36,000,000	11.835%/ (13.65)%	14,666	—	14,666	—	(86,734)
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.80%/ (13.65)%	8,747	—	8,747	—	152,030
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.734%/ (13.65)%	(3,174)	—	—	(3,174)	169,192
3 yr IRS[8] 2/18/26- (Semiannually/Quarterly)	42,100,000	(0.64)%/ 5.545%	(3,816,958)	(321,908)	—	(3,495,050)	7,432,852
5 yr IRS[12] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (4.929)%	790,986	(28,569)	819,555	—	(1,937,400)
5 yr IRS[11] 1/4/27- (At Maturity/At Maturity)	BRL 6,600,000	10.12%/ (13.65)%	(54,237)	—	—	(54,237)	176,162
44    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[11] 1/4/27- (At Maturity/At Maturity)	BRL 43,000,000	11.115%/ (13.65)%	$109,416	$(200,649)	$310,065	$—	$256,294
5 yr IRS[13] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 3.90%	(196,197)	—	—	(196,197)	416,218
5 yr IRS[13] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 3.90%	(399,537)	—	—	(399,537)	775,087
5 yr IRS[13] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 3.90%	(384,231)	—	—	(384,231)	813,186
5 yr IRS[13] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 3.90%	(187,911)	—	—	(187,911)	396,158
5 yr IRS[12] 9/20/28- (Annually/Annually)	GBP 27,000,000	3.75%/ (4.929)%	1,853,514	117,486	1,736,028	—	(3,514,805)
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 67,700,000	10.995%/ (13.65)%	604,158	—	604,158	—	268,769
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 32,400,000	11.098%/ (13.65)%	76,625	—	76,625	—	323,053
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 32,100,000	11.065%/ (13.65)%	78,246	—	78,246	—	322,092
8 yr IRS[8] 10/1/31- (Semiannually/Quarterly)	8,600,000	(1.80)%/ 5.545%	(1,718,156)	126,163	—	(1,844,319)	(1,120,672)
10 yr IRS[9] 6/21/33- (Annually/Annually)	34,500,000	5.09%/ (3.00)%	1,595,552	1,513,456	82,096	—	(2,920,385)
10 yr IRS[13] 9/20/23- (Annually/Semiannually)	EUR 14,600,000	(3.00)%/ 3.90%	9,406	(99,180)	108,585	—	33,061
10 yr IRS[12] 9/20/33- (Annually/Annually)	GBP 29,800,000	(3.50)%/ 4.929%	(2,413,416)	(2,057,699)	—	(355,718)	2,800,212
10 yr IRS[9] 7/15/32- (Annually/Annually)	15,120,000	(1.857)%/ 5.09%	(1,994,128)	—	—	(1,994,128)	500,101
30 yr IRS[9] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (5.09)%	4,586,213	3,426,028	1,160,185	—	(9,555,887)
Total IRS Contracts			$(4,178,891)	$2,479,194	$5,772,035	$(12,430,122)	$2,160,267
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
NQ- OPTFI [0623] 0823 (3054830)    45

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(953,978).
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[6]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[7]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[8]	Rate resets based on LIBOR03M.
[9]	Rate resets based on SOFR.
[10]	Rate resets based on EUR003M.
[11]	Rate paid based on Brazil CETIP Interbank Deposit.
[12]	Rate resets based on SONIA.
[13]	Rate resets based on EUR006M.

Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
DAC – Designated Activity Company
DB – Deutsche Bank
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
46    NQ- OPTFI [0623] 0823 (3054830)

(Unaudited)
Summary of abbreviations: (continued)
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
Summary of currencies: (continued)
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PLN – Polish Zloty
USD – US Dollar
ZAR – South African Rand
NQ- OPTFI [0623] 0823 (3054830)    47